MORGAN STANLEY INTERNATIONAL FUND                       TWO WORLD TRADE CENTER,
LETTER TO THE SHAREHOLDERS APRIL 30, 2001               NEW YORK, NEW YORK 10048

DEAR SHAREHOLDER:

From November 2000 to mid-March 2001, global equities declined as the beginning of an easing cycle by central banks did not do enough to cushion the markets from slowing economic growth and rising credit constraints. However, the Bank of Japan's announcement in March that it would begin quantitative easing, coupled with the U.S. Federal Reserve Board's March rate cut, fueled a market rally that continued through April.

PERFORMANCE AND PORTFOLIO STRATEGY

On June 18, 2001, Morgan Stanley Dean Witter International Fund was renamed Morgan Stanley International Fund. For the six-month period ended April 30, 2001, the Fund's Class A, B, C and D shares returned -7.03 percent, -7.41 percent, -7.41 percent and -6.91 percent, respectively. During the same period the Morgan Stanley Capital International (MSCI) EAFE Index returned -8.11 percent.* The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

The Fund's relative performance during the period was helped by its underweighting in the technology, media and telecommunications sectors, given that non-U.S. telecommunications services and information technology lost 23.3 percent and 26.6 percent, respectively, as measured in U.S. dollars by MSCI. The Fund's overweightings in consumer staples and energy relative to the MSCI EAFE also contributed positively to its performance. Its underweighting in Japan detracted from its performance, while a partial hedge out of the yen helped the Fund's return.

----------------
* The Morgan Stanley Capital International (MSCI) EAFE Index measures the performance of a diverse range of global stock markets with Europe, Australia and the Far East. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY INTERNATIONAL FUND
LETTER TO THE SHAREHOLDERS APRIL 30, 2001, CONTINUED

JAPAN

The Fund remained underweighted in Japan through the end of April. Subsequent to the end of the period, in early May, Morgan Stanley Investment Management Inc., the Fund's sub-advisor, increased the Fund's position in Japan based on indications of the new prime minister's stated commitment to reforms. While still skeptical that the government, the Bank of Japan and the Japanese people are willing to endure the level of bankruptcies and government deficits necessary to affect true structural reform, the sub-advisor recognizes that even the potential for positive fundamental change can be a powerful driver of equity markets. In addition, Japanese valuations are inexpensive on a relative basis and the sub-advisor believes that earnings dynamics there are attractive relative to the rest of the world. Investment flows into Japan could continue to be positive if the government's reform measures prove effective and the Bank of Japan eases provides sufficient easing.

EUROPE

European economic data deteriorated steadily throughout the reporting period. The sub-advisor believes that the small, belated rate cut made in May (subsequent to the end of the period) by the European Central Bank (ECB) will not provide sufficient fiscal stimulus to offset the contraction in manufacturing. Given its strict mandate of maintaining price stability and an inflation target of 2 percent, the ECB is unlikely to take more aggressive action. Within Europe, where the Fund remained underweighted, the sub-advisor continued to focus on the United Kingdom and on defensive segments such as pharmaceuticals, energy and consumer staples.

LOOKING AHEAD

Although the recent stock market rally has been impressive, Morgan Stanley Investment Management remains cautious. In the sub-advisor's view, the market's gains have been founded on expectations that the central-bank easings have provided a floor to the global economic slowdown and that corporate earnings may be on the way up. While not convinced that these assumptions will prove true in the short term, the sub-advisor continues to maintain a favorable long-term outlook for the international markets.

MORGAN STANLEY INTERNATIONAL FUND
LETTER TO THE SHAREHOLDERS APRIL 30, 2001, CONTINUED

We appreciate your ongoing support of Morgan Stanley International Fund and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
CHARLES A. FIUMEFREDDO                   MITCHELL M. MERIN
CHAIRMAN OF THE BOARD                    PRESIDENT

MORGAN STANLEY INTERNATIONAL FUND
FUND PERFORMANCE APRIL 30, 2001

                                    AVERAGE ANNUAL TOTAL RETURNS
   ----------------------------------------------------------------------------------------------
                 CLASS A SHARES*                                  CLASS B SHARES**
   --------------------------------------------     ---------------------------------------------
   PERIOD ENDED 4/30/01                             PERIOD ENDED 4/30/01
   --------------------                             --------------------
   1 Year                     (14.74)%(1) (19.22)%(2) 1 Year                   (15.38)%(1) (19.39)%(2)
   Since Inception (6/28/99)  (2.38)%(1) (5.20)%(2) Since Inception (6/28/99)  (3.11)%(1)  (5.13)%(2)

                  CLASS C SHARES+                                   CLASS D SHARES++
   ---------------------------------------------      ---------------------------------------------
   PERIOD ENDED 4/30/01                               PERIOD ENDED 4/30/01
   --------------------                               --------------------
   1 Year                     (15.38)%(1) (16.18)%(2) 1 Year                     (14.53)%(1)
   Since Inception (6/28/99)  (3.11)%(1)  (3.11)%(2)  Since Inception (6/28/99)  (2.16)%(1)

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.
------------------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
 *   The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
 + The maximum CDSC for Class C shares is 1% for shares redeemed within one year of purchase.
++   Class D shares have no sales charge.

MORGAN STANLEY INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS APRIL 30, 2001 (UNAUDITED)

  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
            COMMON AND PREFERRED STOCKS AND WARRANTS (82.8%)
            AUSTRALIA (1.7%)
            BEVERAGES: ALCOHOLIC
   132,538  Foster's Brewing Group Ltd............................................................  $    334,809
                                                                                                    ------------
            BEVERAGES: NON-ALCOHOLIC
    47,696  Coca-Cola Amatil Ltd..................................................................       113,643
                                                                                                    ------------
            CASINO/GAMING
    23,585  TABCORP Holdings Ltd..................................................................       113,720
                                                                                                    ------------
            CHEMICALS: SPECIALTY
    25,072  Orica Ltd.............................................................................        60,509
                                                                                                    ------------
            CONSTRUCTION MATERIALS
    37,875  CSR Ltd...............................................................................       103,828
                                                                                                    ------------
            CONTAINERS/PACKAGING
    62,131  Amcor Ltd.............................................................................       194,199
    46,286  Southcorp Holdings Ltd................................................................       160,327
                                                                                                    ------------
                                                                                                         354,526
                                                                                                    ------------
            ENGINEERING & CONSTRUCTION
    19,776  Leighton Holdings Ltd.................................................................        73,993
                                                                                                    ------------
            FOOD RETAIL
    79,920  Coles Myer Ltd........................................................................       283,381
    83,946  Woolworth's Ltd.......................................................................       386,265
                                                                                                    ------------
                                                                                                         669,646
                                                                                                    ------------
            FOOD: SPECIALTY/CANDY
    88,801  Goodman Fielder Ltd...................................................................        54,602
                                                                                                    ------------
            GAS DISTRIBUTORS
    39,518  Australian Gas Light Company Ltd......................................................       213,627
                                                                                                    ------------
            HOSPITAL/NURSING MANAGEMENT
    28,365  Mayne Nickless Ltd....................................................................        92,946
                                                                                                    ------------
            INDUSTRIAL CONGLOMERATES
    39,031  Pacific Dunlop Ltd....................................................................        22,599
    14,125  Wesfarmers Ltd........................................................................       165,380
                                                                                                    ------------
                                                                                                         187,979
                                                                                                    ------------
            LIFE/HEALTH INSURANCE
    44,172  Amp Ltd...............................................................................       452,675
                                                                                                    ------------
            MAJOR BANKS
    15,443  Commonwealth Bank of Australia........................................................       228,211
    76,098  National Australia Bank Ltd...........................................................     1,173,678
   101,887  Westpac Banking Corp., Ltd............................................................       682,866
                                                                                                    ------------
                                                                                                       2,084,755
                                                                                                    ------------
            MAJOR TELECOMMUNICATIONS
   278,306  Telstra Corp., Ltd....................................................................       951,169
                                                                                                    ------------
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
            MEDIA CONGLOMERATES
    71,536  News Corp. Ltd. (Pref.)...............................................................  $    580,915
    80,570  News Corp., Ltd. (The)................................................................       769,749
                                                                                                    ------------
                                                                                                       1,350,664
                                                                                                    ------------
            MISCELLANEOUS COMMERCIAL SERVICES
    15,821  Brambles Industries Ltd...............................................................       404,442
                                                                                                    ------------
            OIL & GAS PRODUCTION
    70,406  Santos Ltd............................................................................       245,317
                                                                                                    ------------
            OTHER METALS/MINERALS
   122,426  Broken Hill Proprietary Co., Ltd......................................................     1,349,973
    69,229  M.I.M. Holdings Ltd...................................................................        46,115
    18,777  Rio Tinto Ltd.........................................................................       355,614
   109,407  WMC Ltd...............................................................................       527,526
                                                                                                    ------------
                                                                                                       2,279,228
                                                                                                    ------------
            PHARMACEUTICALS: OTHER
     5,579  CSL Ltd...............................................................................       105,199
     6,723  FH Faulding & Company Ltd.............................................................        38,238
                                                                                                    ------------
                                                                                                         143,437
                                                                                                    ------------
            PRECIOUS METALS
   178,370  Normandy Mining Ltd...................................................................        89,569
                                                                                                    ------------
            PROPERTY - CASUALTY INSURERS
    19,238  QBE Insurance Group Ltd...............................................................       111,390
                                                                                                    ------------
            PULP & PAPER
    11,596  Paperlinx Ltd.........................................................................        22,935
                                                                                                    ------------
            REAL ESTATE DEVELOPMENT
    28,402  AMP Diversified Property Trust........................................................        35,364
   108,536  General Property Trust (Units)++......................................................       146,821
    40,457  Lend Lease Corp., Ltd.................................................................       290,430
       837  Stockland Trust Group.................................................................         1,711
    23,205  Stockland Trust Group (Units)++.......................................................        47,561
     3,643  Westfield Trust.......................................................................         5,693
   101,543  Westfield Trust (Units)++.............................................................       161,295
                                                                                                    ------------
                                                                                                         688,875
                                                                                                    ------------
            REGIONAL BANKS
    22,915  Suncorp-Metway Ltd....................................................................       146,771
                                                                                                    ------------
            STEEL
    16,438  OneSteel Ltd.*........................................................................         8,170
                                                                                                    ------------

            TOTAL AUSTRALIA.......................................................................    11,353,225
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS APRIL 30, 2001 (UNAUDITED) CONTINUED

  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
            AUSTRIA (0.1%)
            BEVERAGES: ALCOHOLIC
       588  BBAG Oesterreichische Brau-Beteiligungs AG............................................  $     22,406
                                                                                                    ------------
            BUILDING PRODUCTS
     4,433  Wienerberger Baustoffindustrie AG.....................................................        86,997
                                                                                                    ------------
            CONTAINERS/PACKAGING
       565  Mayr-Melnhof Karton AG................................................................        26,918
                                                                                                    ------------
            ELECTRIC UTILITIES
     1,959  Oesterreichische Elektrizitaetswirtschafts AG (Verbund) (A Shares)....................       216,992
                                                                                                    ------------
            ENGINEERING & CONSTRUCTION
       963  VA Technologie AG.....................................................................        32,099
                                                                                                    ------------
            ENVIRONMENTAL SERVICES
     1,080  BWT AG................................................................................        33,536
                                                                                                    ------------
            MULTI-LINE INSURANCE
       454  Generali Holding Vienna AG............................................................        79,994
                                                                                                    ------------
            OTHER TRANSPORTATION
     1,002  Flughafen Wien AG.....................................................................        34,759
                                                                                                    ------------
            STEEL
       440  Boehler-Uddeholm AG...................................................................        17,348
                                                                                                    ------------
            TOBACCO
     2,939  Austria Tabakwerke AG.................................................................       190,868
                                                                                                    ------------

            TOTAL AUSTRIA.........................................................................       741,917
                                                                                                    ------------

            BELGIUM (0.0%)
            CHEMICALS: SPECIALTY
     1,733  Solvay S.A. (A Shares)................................................................        89,176
                                                                                                    ------------
            MAJOR BANKS
     3,412  KBC Bankverzekeringsholding...........................................................       126,443
                                                                                                    ------------
            OTHER METALS/MINERALS
       571  Union Miniere S.A.....................................................................        23,810
                                                                                                    ------------
            PHARMACEUTICALS: OTHER
     2,246  UCB S.A...............................................................................        73,728
                                                                                                    ------------
            TOTAL BELGIUM.........................................................................       313,157
                                                                                                    ------------
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
            DENMARK (0.1%)
            BEVERAGES: ALCOHOLIC
     1,645  Carlsberg AS (Series A)...............................................................  $     70,186
     1,800  Carlsberg AS (Series B)...............................................................        80,864
                                                                                                    ------------
                                                                                                         151,050
                                                                                                    ------------
            BIOTECHNOLOGY
       700  Novozymes AS (Series B)...............................................................        14,060
                                                                                                    ------------
            FOOD: SPECIALTY/CANDY
     3,700  Danisco AS............................................................................       128,184
                                                                                                    ------------
            MAJOR BANKS
     8,700  Danske Bank AS........................................................................       140,104
                                                                                                    ------------
            PHARMACEUTICALS: MAJOR
     6,000  Novo Nordisk AS (Series B)............................................................       228,188
                                                                                                    ------------

            TOTAL DENMARK.........................................................................       661,586
                                                                                                    ------------

            FINLAND (1.0%)
            BEVERAGES: ALCOHOLIC
     8,005  Hartwall Oyj ABP......................................................................       126,416
                                                                                                    ------------
            FOOD RETAIL
    18,773  Kesko Oyj (B Shares)..................................................................       158,226
                                                                                                    ------------
            FOOD: SPECIALTY/CANDY
    17,441  Raisio Group PLC......................................................................        23,830
                                                                                                    ------------
            INDUSTRIAL MACHINERY
    16,819  Metso Oyj.............................................................................       170,109
                                                                                                    ------------
            INFORMATION TECHNOLOGY SERVICES
     5,242  Tietoenator Oyj ABP...................................................................       161,379
                                                                                                    ------------
            MAJOR TELECOMMUNICATIONS
    39,841  Sonera Oyj............................................................................       440,776
                                                                                                    ------------
            OTHER METALS/MINERALS
    13,302  Outokumpu Oyj.........................................................................       113,295
                                                                                                    ------------
            PROPERTY - CASUALTY INSURERS
    34,415  Sampo Insurance Co. Ltd. (A Shares)...................................................       360,289
                                                                                                    ------------
            PULP & PAPER
    27,448  UPM-Kymmene Oyj.......................................................................       860,839
                                                                                                    ------------
            TELECOMMUNICATION EQUIPMENT
   134,476  Nokia Oyj+............................................................................     4,450,155
                                                                                                    ------------
            TRUCKS/CONSTRUCTION/FARM MACHINERY
     7,227  Wartsila Oyj (B Shares)...............................................................       161,898
                                                                                                    ------------

            TOTAL FINLAND.........................................................................     7,027,212
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS APRIL 30, 2001 (UNAUDITED) CONTINUED

  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
            FRANCE (10.5%)
            AEROSPACE & DEFENSE
    13,917  Thomson CSF...........................................................................  $    579,699
                                                                                                    ------------
            AGRICULTURAL COMMODITIES/MILLING
     4,438  Eridania Beghin-Say S.A...............................................................       367,950
                                                                                                    ------------
            APPAREL/FOOTWEAR
    39,095  LVMH (Louis Vuitton Moet Hennessy)+...................................................     2,414,082
                                                                                                    ------------
            AUTO PARTS: O.E.M.
     7,722  Valeo S.A.............................................................................       356,250
                                                                                                    ------------
            AUTOMOTIVE AFTERMARKET
    11,392  Compagnie Generale des Etablissements Michelin (B Shares).............................       378,102
                                                                                                    ------------
            BEVERAGES: ALCOHOLIC
     8,558  Pernod-Ricard.........................................................................       593,366
                                                                                                    ------------
            CHEMICALS: SPECIALTY
     8,250  Air Liquide S.A.......................................................................     1,242,834
                                                                                                    ------------
            CONSTRUCTION MATERIALS
       602  Imetal S.A............................................................................        63,290
     6,067  Lafarge S.A...........................................................................       582,940
                                                                                                    ------------
                                                                                                         646,230
                                                                                                    ------------
            CONTAINERS/PACKAGING
     8,087  Compagnie de Saint-Gobain.............................................................     1,219,714
     8,338  Pechiney S.A. (A Shares)..............................................................       438,670
                                                                                                    ------------
                                                                                                       1,658,384
                                                                                                    ------------
            ELECTRICAL PRODUCTS
    14,199  Schneider Electric S.A................................................................       969,366
                                                                                                    ------------
            ENGINEERING & CONSTRUCTION
    37,132  Bouygues S.A..........................................................................     1,588,536
    12,952  Suez Lyonnaise des Eaux...............................................................     1,914,403
                                                                                                    ------------
                                                                                                       3,502,939
                                                                                                    ------------
            FOOD RETAIL
    49,586  Carrefour S.A.+.......................................................................     2,861,725
     6,736  Etablissements Economiques du Casino Guichard-Perrachon S.A...........................       603,594
                                                                                                    ------------
                                                                                                       3,465,319
                                                                                                    ------------
            FOOD: MAJOR DIVERSIFIED
    26,848  Groupe Danone.........................................................................     3,489,564
                                                                                                    ------------
            HOTELS/RESORTS/CRUISELINES
    15,568  Accor S.A.............................................................................       661,592
                                                                                                    ------------
            HOUSEHOLD/PERSONAL CARE
    54,410  L'Oreal S.A.+.........................................................................     3,960,763
                                                                                                    ------------
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
            INFORMATION TECHNOLOGY SERVICES
     5,014  Cap Gemini S.A........................................................................  $    724,648
                                                                                                    ------------
            MAJOR BANKS
    14,391  BNP Paribas S.A.+.....................................................................     1,279,323
    15,496  Societe Generale (A Shares)...........................................................       999,483
                                                                                                    ------------
                                                                                                       2,278,806
                                                                                                    ------------
            MAJOR TELECOMMUNICATIONS
    48,998  France Telecom S.A.+..................................................................     3,564,624
                                                                                                    ------------
            MEDIA CONGLOMERATES
    44,385  Vivendi Universal S.A.................................................................     3,073,482
                                                                                                    ------------
            MEDICAL SPECIALTIES
       613  Essilor International S.A.............................................................       175,665
                                                                                                    ------------
            MOTOR VEHICLES
     3,645  PSA Peugeot Citroen...................................................................     1,040,974
                                                                                                    ------------
            MULTI-LINE INSURANCE
    20,044  AXA+..................................................................................     2,365,144
                                                                                                    ------------
            OIL REFINING/MARKETING
    94,403  Total Fina Elf........................................................................    14,070,729
                                                                                                    ------------
            OILFIELD SERVICES/EQUIPMENT
     2,378  Coflexip S.A..........................................................................       350,221
                                                                                                    ------------
            OTHER CONSUMER SPECIALTIES
     5,655  Societe BIC S.A.......................................................................       216,639
                                                                                                    ------------
            PACKAGED SOFTWARE
     3,213  Dassault Systemes S.A.................................................................       158,777
                                                                                                    ------------
            PHARMACEUTICALS: MAJOR
    75,584  Aventis S.A...........................................................................     5,854,174
    70,874  Sanofi-Synthelabo S.A.................................................................     4,250,648
                                                                                                    ------------
                                                                                                      10,104,822
                                                                                                    ------------
            PUBLISHING: BOOKS/MAGAZINES
     8,730  Lagardere S.C.A.......................................................................       507,314
                                                                                                    ------------
            REAL ESTATE DEVELOPMENT
     2,770  Gecina................................................................................       250,670
     3,760  Klepierre.............................................................................       336,923
     6,854  Simco S.A.............................................................................       463,970
     1,764  Simco-CIF de Valeur Garant (Warrants due 10/31/03)*...................................         9,234
     8,400  Societe Fonciere Lyonnaise............................................................       246,677
     1,010  Societe Immobiliere de Location pour l'Industrie et le Commerce.......................       151,436
     9,470  Sophia (EX-SFI).......................................................................       273,478
     7,570  Unibail...............................................................................     1,202,183
                                                                                                    ------------
                                                                                                       2,934,571
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS APRIL 30, 2001 (UNAUDITED) CONTINUED

  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
            RESTAURANTS
    11,076  Sodexho Alliance S.A..................................................................  $    545,378
                                                                                                    ------------
            SEMICONDUCTORS
    22,159  STMicroelectronics NV.................................................................       893,523
                                                                                                    ------------
            SPECIALTY STORES
    10,090  Pinault-Printemps-Redoute S.A.........................................................     1,737,554
                                                                                                    ------------
            STEEL
    29,411  Usinor S.A............................................................................       384,356
                                                                                                    ------------
            TELECOMMUNICATION EQUIPMENT
    42,766  Alcatel+..............................................................................     1,392,471
     1,286  Sagem S.A.............................................................................       104,966
                                                                                                    ------------
                                                                                                       1,497,437
                                                                                                    ------------
            TOTAL FRANCE..........................................................................    70,911,104
                                                                                                    ------------

            GERMANY (7.7%)
            AIRLINES
    19,550  Deutsche Lufthansa AG.................................................................       374,647
                                                                                                    ------------
            AUTO PARTS: O.E.M.
     7,050  Continental AG........................................................................       101,327
                                                                                                    ------------
            CHEMICALS: MAJOR DIVERSIFIED
    58,000  BASF AG...............................................................................     2,469,965
    67,600  Bayer AG..............................................................................     2,836,804
                                                                                                    ------------
                                                                                                       5,306,769
                                                                                                    ------------
            CONSTRUCTION MATERIALS
     1,650  Dyckerhoff AG (Pref.).................................................................        29,278
     5,524  Heidelberger Zement AG................................................................       289,643
                                                                                                    ------------
                                                                                                         318,921
                                                                                                    ------------
            DEPARTMENT STORES
     7,850  Karstadquelle AG......................................................................       242,365
    27,200  Metro AG..............................................................................     1,237,963
                                                                                                    ------------
                                                                                                       1,480,328
                                                                                                    ------------
            HOUSEHOLD/PERSONAL CARE
    14,500  Beiersdorf AG.........................................................................     1,476,833
                                                                                                    ------------
            INDUSTRIAL CONGLOMERATES
    99,280  E. ON AG..............................................................................     4,989,801
     7,800  MAN AG................................................................................       214,525
    60,200  RWE AG................................................................................     2,328,652
     2,050  RWE AG (Non-Voting) (Pref.)...........................................................        60,928
    83,325  Siemens AG (Registered Shares)........................................................     6,135,853
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
    51,750  ThyssenKrupp AG.......................................................................  $    798,879
                                                                                                    ------------
                                                                                                      14,528,638
                                                                                                    ------------
            INDUSTRIAL MACHINERY
    11,900  Linde AG..............................................................................       539,497
                                                                                                    ------------
            INDUSTRIAL SPECIALTIES
       800  SGL Carbon AG*........................................................................        28,177
                                                                                                    ------------
            MAJOR BANKS
    15,950  Bayerische Hypo - und Vereinsbank AG+.................................................       883,012
     4,522  Bayerische Hypo - und Vereinsbank AG (New)............................................       250,825
    24,250  Deutsche Bank AG (Registered Shares)+.................................................     1,973,965
    19,300  Dresdner Bank AG......................................................................       879,264
                                                                                                    ------------
                                                                                                       3,987,066
                                                                                                    ------------
            MAJOR TELECOMMUNICATIONS
   145,300  Deutsche Telecom AG+..................................................................     3,789,959
                                                                                                    ------------
            MEDICAL DISTRIBUTORS
     4,150  Gehe AG...............................................................................       165,648
                                                                                                    ------------
            MEDICAL/NURSING SERVICES
     8,050  Fresenius Medical Care AG.............................................................       599,925
                                                                                                    ------------
            MOTOR VEHICLES
    81,450  DaimlerChrylser AG (Registered Shares)+...............................................     4,079,215
    25,800  Volkswagen AG.........................................................................     1,284,115
     3,650  Volkswagen AG (Pref.).................................................................       111,559
                                                                                                    ------------
                                                                                                       5,474,889
                                                                                                    ------------
            MOVIES/ENTERTAINMENT
     3,300  EM. TV & Merchandising AG*............................................................        16,337
                                                                                                    ------------
            MULTI-LINE INSURANCE
    16,600  Allianz AG (Registered Shares)+.......................................................     4,779,080
    11,550  Muenchener Rueckver AG (Registered Shares)+...........................................     3,273,968
                                                                                                    ------------
                                                                                                       8,053,048
                                                                                                    ------------
            OTHER CONSUMER SERVICES
    15,450  Preussag AG...........................................................................       518,134
                                                                                                    ------------
            PACKAGED SOFTWARE
    14,050  SAP AG................................................................................     2,232,510
     9,850  SAP AG (Non-Voting) (Pref.)...........................................................     1,573,006
                                                                                                    ------------
                                                                                                       3,805,516
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS APRIL 30, 2001 (UNAUDITED) CONTINUED

  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
            PHARMACEUTICALS: MAJOR
     8,832  Merck KGaA............................................................................  $    313,430
    11,300  Schering AG...........................................................................       558,413
                                                                                                    ------------
                                                                                                         871,843
                                                                                                    ------------
            REAL ESTATE DEVELOPMENT
    30,007  IVG Holding AG........................................................................       386,022
     3,150  WCM Beteiligungs-und Grundbesitz AG...................................................        52,540
                                                                                                    ------------
                                                                                                         438,562
                                                                                                    ------------
            RESTAURANTS
     5,100  Kamps AG..............................................................................        49,772
                                                                                                    ------------
            SPECIALTY STORES
     5,400  Douglas Holding AG....................................................................       176,304
                                                                                                    ------------

            TOTAL GERMANY.........................................................................    52,102,140
                                                                                                    ------------
            HONG KONG (2.1%)
            AIRLINES
   403,000  Cathay Pacific Airways, Ltd...........................................................       609,698
                                                                                                    ------------
            BROADCASTING
    17,000  Television Broadcasts Ltd.............................................................        85,876
                                                                                                    ------------
            ELECTRIC UTILITIES
   280,800  CLP Holdings Ltd......................................................................     1,170,060
                                                                                                    ------------
            ENGINEERING & CONSTRUCTION
   249,101  New World Development Co., Ltd........................................................       308,199
                                                                                                    ------------
            GAS DISTRIBUTORS
   629,530  Hong Kong & China Gas Co., Ltd........................................................       750,632
                                                                                                    ------------
            HOTELS/RESORTS/CRUISELINES
    42,000  Shangri-La Asia Ltd...................................................................        41,195
                                                                                                    ------------
            INDUSTRIAL CONGLOMERATES
   254,900  Hutchison Whampoa Ltd.................................................................     2,737,047
    93,000  Swire Pacific Ltd. (Class A)..........................................................       512,719
                                                                                                    ------------
                                                                                                       3,249,766
                                                                                                    ------------
            MAJOR BANKS
   127,600  Hang Seng Bank Ltd....................................................................     1,505,103
                                                                                                    ------------
            MISCELLANEOUS MANUFACTURING
   428,000  Johnson Electric Holdings Ltd.........................................................       803,913
                                                                                                    ------------
            PUBLISHING: NEWSPAPERS
    46,000  South China Morning Post (Holdings) Ltd...............................................        29,341
                                                                                                    ------------
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
            REAL ESTATE DEVELOPMENT
    87,000  Hang Lung Development Co..............................................................  $     75,292
   142,000  Henderson Land Development Co., Ltd...................................................       651,777
    72,650  Hysan Development Co., Ltd............................................................        99,666
   351,930  Sino Land Co., Ltd....................................................................       157,925
   259,000  Sun Hung Kai Properties Ltd...........................................................     2,407,495
   253,000  Wharf (Holdings) Ltd. (The)...........................................................       593,607
                                                                                                    ------------
                                                                                                       3,985,762
                                                                                                    ------------
            REGIONAL BANKS
   128,914  Bank of East Asia Ltd.................................................................       292,551
                                                                                                    ------------
            SPECIALTY TELECOMMUNICATIONS
 1,518,056  Pacific Century CyberWorks Ltd.*......................................................       520,642
                                                                                                    ------------
            WHOLESALE DISTRIBUTORS
   322,000  Li & Fung Ltd.........................................................................       606,877
                                                                                                    ------------

            TOTAL HONG KONG.......................................................................    13,959,615
                                                                                                    ------------

            IRELAND (0.1%)
            CONSTRUCTION MATERIALS
     8,191  CRH...................................................................................       137,929
                                                                                                    ------------
            FOOD: SPECIALTY/CANDY
     2,623  Kerry Group PLC (A Shares)............................................................        29,182
                                                                                                    ------------
            PULP & PAPER
    22,960  Smurfit (Jefferson) Group PLC.........................................................        42,777
                                                                                                    ------------
            REAL ESTATE DEVELOPMENT
    59,700  Green Property PLC....................................................................       386,651
                                                                                                    ------------

            TOTAL IRELAND.........................................................................       596,539
                                                                                                    ------------

            ITALY (3.4%)
            APPAREL/FOOTWEAR
   102,548  Benetton Group SpA....................................................................       153,757
                                                                                                    ------------
            BROADCASTING
    51,003  Mediaset SpA..........................................................................       594,583
                                                                                                    ------------
            CONSTRUCTION MATERIALS
     5,552  Italcementi SpA.......................................................................        45,908
                                                                                                    ------------
            ELECTRIC UTILITIES
   765,943  Enel SpA+.............................................................................     2,500,724
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS APRIL 30, 2001 (UNAUDITED) CONTINUED

  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
            ELECTRICAL PRODUCTS
   139,536  Pirelli SpA...........................................................................  $    455,571
                                                                                                    ------------
            ENGINEERING & CONSTRUCTION
    24,787  Impregilo SpA.........................................................................        11,875
                                                                                                    ------------
            FOOD RETAIL
    12,811  La Rinascente SpA.....................................................................        54,670
                                                                                                    ------------
            FOOD: MEAT/FISH/DAIRY
   202,003  Parmalat Finanziara SpA...............................................................       286,747
                                                                                                    ------------
            GAS DISTRIBUTORS
    25,064  Italgas SpA...........................................................................       232,597
                                                                                                    ------------
            INDUSTRIAL SPECIALTIES
    34,652  Snia SpA..............................................................................        69,172
                                                                                                    ------------
            INTEGRATED OIL
   852,103  ENI SpA+..............................................................................     5,836,210
                                                                                                    ------------
            LIFE/HEALTH INSURANCE
    69,232  Assicurazioni Generali+...............................................................     2,235,784
                                                                                                    ------------
            MAJOR BANKS
   109,668  Banca di Roma SpA.....................................................................       118,216
   180,632  Banca Intesa SpA......................................................................       677,886
    51,466  San Paolo - IMI SpA...................................................................       719,155
   177,637  Unicredito Italiano SpA...............................................................       838,430
                                                                                                    ------------
                                                                                                       2,353,687
                                                                                                    ------------
            MAJOR TELECOMMUNICATIONS
   183,150  Telecom Italia SpA....................................................................     2,036,008
     8,820  Telecom Italia SpA - RNC..............................................................        55,010
                                                                                                    ------------
                                                                                                       2,091,018
                                                                                                    ------------
            MOTOR VEHICLES
    16,389  Fiat SpA..............................................................................       378,048
     3,384  Fiat SpA (Pref.)......................................................................        49,027
                                                                                                    ------------
                                                                                                         427,075
                                                                                                    ------------
            MULTI-LINE INSURANCE
    32,385  Riunione Adriatica di Sicurta SpA.....................................................       426,670
     3,885  Societa Assicuratrice Industriale SpA (SAI)...........................................        58,044
                                                                                                    ------------
                                                                                                         484,714
                                                                                                    ------------
            REGIONAL BANKS
     9,384  Banca Popolare di Milano..............................................................        44,042
    15,792  Mediobanca SpA........................................................................       174,153
                                                                                                    ------------
                                                                                                         218,195
                                                                                                    ------------
            RESTAURANTS
    13,310  Autogrill SpA.........................................................................       149,970
                                                                                                    ------------
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
            WIRELESS COMMUNICATIONS
   725,984  Telecom Italia Mobile SpA.............................................................  $  4,991,721
                                                                                                    ------------

            TOTAL ITALY...........................................................................    23,193,978
                                                                                                    ------------

            JAPAN (14.4%)
            AGRICULTURAL COMMODITIES/MILLING
     1,000  Nisshin Flour Milling Co., Ltd........................................................         8,504
                                                                                                    ------------
            AIR FREIGHT/COURIERS
    72,000  Nippon Express Co., Ltd...............................................................       360,873
     5,000  Yamato Transport Co., Ltd.............................................................       106,710
                                                                                                    ------------
                                                                                                         467,583
                                                                                                    ------------
            AIRLINES
    45,000  Japan Airlines Company, Ltd...........................................................       178,254
                                                                                                    ------------
            APPAREL/FOOTWEAR
    23,000  Onward Kashiyama Co., Ltd.............................................................       230,558
                                                                                                    ------------
            APPAREL/FOOTWEAR RETAIL
       300  Shimamura Co., Ltd....................................................................        17,340
                                                                                                    ------------
            AUTO PARTS: O.E.M.
    35,000  Denso Corporation.....................................................................       686,136
    35,000  NGK Spark Plug Co., Ltd...............................................................       461,762
                                                                                                    ------------
                                                                                                       1,147,898
                                                                                                    ------------
            AUTOMOTIVE AFTERMARKET
    59,000  Bridgestone Corp......................................................................       678,715
                                                                                                    ------------
            BEVERAGES: ALCOHOLIC
    32,000  Asahi Breweries, Ltd..................................................................       358,027
   145,000  Kirin Brewery Co., Ltd................................................................     1,393,735
     3,000  Takara Shuzo Co., Ltd.................................................................        43,169
                                                                                                    ------------
                                                                                                       1,794,931
                                                                                                    ------------
            BROADCASTING
    13,000  Tokyo Broadcasting System, Inc........................................................       291,107
                                                                                                    ------------
            BUILDING PRODUCTS
     4,000  Nippon Sheet Glass Company, Ltd.......................................................        39,127
     3,000  Tostem Corporation....................................................................        47,510
    70,000  Toto Ltd..............................................................................       524,010
                                                                                                    ------------
                                                                                                         610,647
                                                                                                    ------------
            CHEMICALS: MAJOR DIVERSIFIED
   130,000  Ube Industries, Ltd...................................................................       297,413
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS APRIL 30, 2001 (UNAUDITED) CONTINUED

  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
            CHEMICALS: SPECIALTY
    79,000  Asahi Chemical Industry Co., Ltd......................................................  $    406,176
     2,000  Dainippon Ink & Chemicals, Inc........................................................         5,820
     1,000  Denki Kagaku Kogyo Kabushiki Kaisha...................................................         3,694
     4,000  Kaneka Corp...........................................................................        33,759
     4,000  Kuraray Co., Ltd......................................................................        28,844
   110,000  Mitsubishi Chemical Corp..............................................................       360,145
     1,000  Mitsubishi Rayon Co., Ltd.............................................................         3,290
    11,000  Shin-Etsu Chemical Co., Ltd...........................................................       441,067
     2,000  Showa Denko K.K.......................................................................         4,479
   118,000  Sumitomo Chemical Co Ltd..............................................................       629,588
     1,000  Tosoh Corp............................................................................         2,854
                                                                                                    ------------
                                                                                                       1,919,716
                                                                                                    ------------
            COMMERCIAL PRINTING/FORMS
    70,000  Dai Nippon Printing Co., Ltd..........................................................       950,121
    42,000  Toppan Printing Co. Ltd...............................................................       402,344
                                                                                                    ------------
                                                                                                       1,352,465
                                                                                                    ------------
            COMPUTER PROCESSING HARDWARE
    91,000  Fujitsu Ltd.+.........................................................................     1,250,606
                                                                                                    ------------
            CONSTRUCTION MATERIALS
     3,000  Taiheyo Cement Corp...................................................................         6,985
                                                                                                    ------------
            CONTAINERS/PACKAGING
     2,000  Toyo Seikan Kaisha, Ltd...............................................................        33,872
                                                                                                    ------------
            DATA PROCESSING SERVICES
       200  Trans Cosmos Inc......................................................................         9,507
                                                                                                    ------------
            DEPARTMENT STORES
    22,400  Marui Co., Ltd........................................................................       302,228
    57,000  Mitsukoshi Ltd.*......................................................................       263,573
     1,000  Takashimaya Co., Ltd..................................................................         7,074
                                                                                                    ------------
                                                                                                         572,875
                                                                                                    ------------
            ELECTRIC UTILITIES
   100,600  Kansai Electric Power Co. Inc.........................................................     1,585,040
    36,700  Tohoku Electric Power Co., Inc........................................................       514,156
   129,800  Tokyo Electric Power Co...............................................................     3,095,473
                                                                                                    ------------
                                                                                                       5,194,669
                                                                                                    ------------
            ELECTRICAL PRODUCTS
     1,000  Fujikura Ltd..........................................................................         7,882
    57,000  Furukawa Electric Co., Ltd............................................................       679,669
    48,000  NGK Insulators, Ltd...................................................................       553,727
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
     2,400  Nidec Corp............................................................................  $    124,365
    39,000  Sumitomo Electric Industries..........................................................       481,746
     6,000  Taiyo Yuden Co., Ltd..................................................................       167,340
                                                                                                    ------------
                                                                                                       2,014,729
                                                                                                    ------------
            ELECTRONIC COMPONENTS
     3,286  Alps Electric Co. Ltd.................................................................        39,103
     1,600  Hirose Electric Co., Ltd..............................................................       151,075
     9,700  Murata Manufacturing Co., Ltd.........................................................       814,737
     9,000  Omron Corp............................................................................       166,613
                                                                                                    ------------
                                                                                                       1,171,528
                                                                                                    ------------
            ELECTRONIC EQUIPMENT/INSTRUMENTS
    36,000  Canon, Inc............................................................................     1,411,479
     8,100  Kyocera Corp..........................................................................       773,331
   137,000  Matsushita Electric Industrial Co., Ltd.+.............................................     2,281,487
   187,000  Mitsubishi Electric Corp..............................................................     1,118,674
    64,000  NEC Corp..............................................................................     1,166,694
   170,000  Sanyo Electric Co. Ltd................................................................     1,049,960
   126,000  Toshiba Corp..........................................................................       826,079
    12,000  Yokogawa Electric Corp................................................................       122,231
                                                                                                    ------------
                                                                                                       8,749,935
                                                                                                    ------------
            ELECTRONIC PRODUCTION EQUIPMENT
     4,100  Advantest Corp........................................................................       469,660
    15,000  Nikon Corporation.....................................................................       185,529
     7,400  Tokyo Electron Ltd....................................................................       538,399
                                                                                                    ------------
                                                                                                       1,193,588
                                                                                                    ------------
            ELECTRONICS/APPLIANCES
    65,000  Casio Computer Co., Ltd...............................................................       441,916
    16,000  Pioneer Corp..........................................................................       477,284
    51,000  Sharp Corp............................................................................       700,477
    52,400  Sony Corp.............................................................................     3,914,115
                                                                                                    ------------
                                                                                                       5,533,792
                                                                                                    ------------
            ENGINEERING & CONSTRUCTION
   133,000  Kajima Corp...........................................................................       458,027
     3,000  Kinden Corp...........................................................................        16,467
    19,000  Obayashi Corp.........................................................................        98,302
    98,000  Shimizu Corporation...................................................................       464,252
   134,000  Taisei Corporation....................................................................       374,810
                                                                                                    ------------
                                                                                                       1,411,858
                                                                                                    ------------
            FINANCE/RENTAL/LEASING
     6,000  Acom Co., Ltd.........................................................................       479,224
     1,700  Credit Saison Co., Ltd................................................................        35,938
     3,400  Nichiei Co., Ltd......................................................................        39,882
     2,800  Orix Corp.............................................................................       244,236

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS APRIL 30, 2001 (UNAUDITED) CONTINUED

  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
     4,700  Promise Co., Ltd......................................................................  $    383,751
     5,900  Takefuji Corporation..................................................................       461,698
                                                                                                    ------------
                                                                                                       1,644,729
                                                                                                    ------------
            FOOD RETAIL
    78,000  Daiei, Inc.*..........................................................................       182,231
    33,000  Ito-Yokado Co., Ltd.+.................................................................     1,838,076
    31,000  Jusco Co..............................................................................       774,373
    22,000  Mycal Corporation.....................................................................        35,392
                                                                                                    ------------
                                                                                                       2,830,072
                                                                                                    ------------
            FOOD: MEAT/FISH/DAIRY
    30,000  Nippon Meat Packers, Inc..............................................................       335,651
                                                                                                    ------------
            FOOD: SPECIALTY/CANDY
    95,000  Ajinomoto Co., Inc....................................................................       967,664
     1,000  Meiji Seika Kaisha Ltd................................................................         5,457
     1,400  Nissin Food Products Co., Ltd.........................................................        30,558
                                                                                                    ------------
                                                                                                       1,003,679
                                                                                                    ------------
            GAS DISTRIBUTORS
   219,000  Osaka Gas Co., Ltd....................................................................       651,512
   213,000  Tokyo Gas Co., Ltd....................................................................       597,502
                                                                                                    ------------
                                                                                                       1,249,014
                                                                                                    ------------
            HOME BUILDING
    69,000  Daiwa House Industry Co., Ltd.........................................................       554,454
     4,000  Sekisui Chemical Co., Ltd.............................................................        15,295
    70,000  Sekisui House Ltd.....................................................................       601,536
                                                                                                    ------------
                                                                                                       1,171,285
                                                                                                    ------------
            HOUSEHOLD/PERSONAL CARE
    64,000  Kao Corp..............................................................................     1,624,576
    31,000  Shiseido Company, Ltd.................................................................       344,834
     1,100  Uni-Charm Corp........................................................................        43,040
                                                                                                    ------------
                                                                                                       2,012,450
                                                                                                    ------------
            INDUSTRIAL CONGLOMERATES
   130,000  Hitachi Ltd.+.........................................................................     1,259,014
    16,000  Kawasaki Heavy Industries, Ltd.*......................................................        26,257
                                                                                                    ------------
                                                                                                       1,285,271
                                                                                                    ------------
            INDUSTRIAL MACHINERY
     1,000  Amada Co., Ltd........................................................................         5,675
     4,000  Daikin Industries Ltd.................................................................        68,068
    17,900  Fanuc, Ltd.+..........................................................................       999,911
     2,000  Ishikawajima-Harima Heavy Industry....................................................         4,964
   179,000  Kubota Corp...........................................................................       651,172
     4,000  Minebea Co., Ltd......................................................................        31,366
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
   344,000  Mitsubishi Heavy Industries Ltd.+.....................................................  $  1,404,365
                                                                                                    ------------
                                                                                                       3,165,521
                                                                                                    ------------
            INDUSTRIAL SPECIALTIES
   142,000  Asahi Glass Company, Ltd..............................................................     1,216,815
     2,000  Hoya Corp.............................................................................       130,962
     2,000  Nitto Denko Corp......................................................................        65,158
                                                                                                    ------------
                                                                                                       1,412,935
                                                                                                    ------------
            INFORMATION TECHNOLOGY SERVICES
    17,000  Softbank Corp.........................................................................       645,918
                                                                                                    ------------
            INVESTMENT BANKS/BROKERS
    56,000  Daiwa Securities Co., Ltd.*...........................................................       633,791
    82,000  Nomura Securities Co., Ltd............................................................     1,730,154
                                                                                                    ------------
                                                                                                       2,363,945
                                                                                                    ------------
            MAJOR BANKS
     5,000  Asahi Bank Ltd. (The).................................................................        13,905
     1,000  Bank of Fukuoka, Ltd. (The)...........................................................         4,333
     2,000  Bank of Yokohama Ltd..................................................................         7,518
     4,000  Daiwa Bank Ltd........................................................................         5,174
     1,000  Joyo Bank, Ltd. (The).................................................................         3,088
        45  Mitsubishi Tokyo Financial Group, Inc.................................................       459,780
     1,000  Shizuoka Bank, Ltd. (The).............................................................         8,739
     9,200  Sumitomo Bank Ltd. (The)..............................................................        85,827
                                                                                                    ------------
                                                                                                         588,364
                                                                                                    ------------
            MAJOR TELECOMMUNICATIONS
       696  Nippon Telegraph & Telephone Corp.....................................................     4,416,815
                                                                                                    ------------
            MARINE SHIPPING
     1,000  Mitsubishi Logistics Corp.............................................................         9,450
   122,000  Nippon Yusen Kabushiki Kaisha.........................................................       538,496
                                                                                                    ------------
                                                                                                         547,946
                                                                                                    ------------
            MEDICAL SPECIALTIES
     4,000  Olympus Optical Co., Ltd..............................................................        60,792
    21,000  Terumo Corp...........................................................................       421,019
                                                                                                    ------------
                                                                                                         481,811
                                                                                                    ------------
            METAL FABRICATIONS
    69,000  Mitsubishi Materials Corp.............................................................       184,074
     1,000  Mitsui Mining & Smelting Co., Ltd.....................................................         5,861
     9,000  NSK Ltd...............................................................................        42,490
                                                                                                    ------------
                                                                                                         232,425
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS APRIL 30, 2001 (UNAUDITED) CONTINUED

  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
            MISCELLANEOUS COMMERCIAL SERVICES
    22,000  Secom Co., Ltd........................................................................  $  1,333,872
                                                                                                    ------------
            MISCELLANEOUS MANUFACTURING
    46,000  Ebara Corp............................................................................       438,804
                                                                                                    ------------
            MOTOR VEHICLES
    40,000  Honda Motor Co.+......................................................................     1,607,114
   139,000  Nissan Motor Co., Ltd.*...............................................................       951,762
   168,000  Toyota Motor Corp.....................................................................     5,581,892
                                                                                                    ------------
                                                                                                       8,140,768
                                                                                                    ------------
            MOVIES/ENTERTAINMENT
       700  Namco Ltd.............................................................................        13,694
     6,400  Oriental Land Co. Ltd.................................................................       433,048
       100  Toho Co., Ltd.........................................................................        13,339
                                                                                                    ------------
                                                                                                         460,081
                                                                                                    ------------
            OIL REFINING/MARKETING
    14,000  Japan Energy Corp.*...................................................................        29,879
   189,000  Nippon Mitsubishi Oil Corp............................................................     1,098,553
    12,000  Showa Shell Sekiyu K.K................................................................        68,585
                                                                                                    ------------
                                                                                                       1,197,017
                                                                                                    ------------
            OTHER CONSUMER SERVICES
    13,200  Benesse Corporation...................................................................       565,562
                                                                                                    ------------
            OTHER CONSUMER SPECIALTIES
     1,000  Citizens Watch Co., Ltd...............................................................         7,171
                                                                                                    ------------
            OTHER METALS/MINERALS
    34,000  Sumitomo Metal Mining Co..............................................................       137,979
                                                                                                    ------------
            PACKAGED SOFTWARE
     1,900  Fuji Soft ABC Inc.....................................................................       107,211
       500  Konami Co., Ltd.......................................................................        23,969
                                                                                                    ------------
                                                                                                         131,180
                                                                                                    ------------
            PHARMACEUTICALS: MAJOR
    49,000  Sankyo Co., Ltd.......................................................................     1,021,989
    46,000  Takeda Chemical Industries, Ltd.......................................................     2,216,330
                                                                                                    ------------
                                                                                                       3,238,319
                                                                                                    ------------
            PHARMACEUTICALS: OTHER
    34,000  Chugai Pharmaceutical Co..............................................................       504,365
     6,000  Daiichi Pharmaceutical Co., Ltd.......................................................       130,477
    12,000  Eisai Co., Ltd........................................................................       307,518
    12,000  Kyowa Hakko Kogyo Co., Ltd............................................................        86,338
    12,000  Shionogi & Co., Ltd...................................................................       210,994
    41,000  Taisho Pharmaceutical Co., Ltd........................................................       805,416
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
    35,000  Yamanouchi Pharmaceutical Co., Ltd....................................................  $    967,664
                                                                                                    ------------
                                                                                                       3,012,772
                                                                                                    ------------
            PROPERTY - CASUALTY INSURERS
     6,000  Mitsui Marine & Fire Insurance Co., Ltd...............................................        33,517
     4,000  Sumitomo Marine & Fire Insurance Co., Ltd. (The)......................................        24,382
    89,000  Tokio Marine & Fire Insurance Co......................................................       935,327
                                                                                                    ------------
                                                                                                         993,226
                                                                                                    ------------
            PUBLISHING: BOOKS/MAGAZINES
       200  Kadokawa Shoten Publishing Co., Ltd...................................................         4,074
                                                                                                    ------------
            PULP & PAPER
        11  Nippon Unipac Holding.................................................................        64,115
   121,000  Oji Paper Co. Ltd.....................................................................       591,795
                                                                                                    ------------
                                                                                                         655,910
                                                                                                    ------------
            RAILROADS
       152  Central Japan Railway Co..............................................................       954,761
       345  East Japan Railway Co.+...............................................................     1,918,836
     2,000  Keihin Electric Express Railway Co., Ltd..............................................         8,391
   126,690  Kinki Nippon Railway Co...............................................................       503,892
    76,000  Tobu Railway Co., Ltd.................................................................       234,082
    81,000  Tokyu Corp............................................................................       464,915
                                                                                                    ------------
                                                                                                       4,084,877
                                                                                                    ------------
            REAL ESTATE DEVELOPMENT
    72,000  Mitsubishi Estate Co., Ltd............................................................       726,985
    46,000  Mitsui Fudosan Co., Ltd...............................................................       455,538
                                                                                                    ------------
                                                                                                       1,182,523
                                                                                                    ------------
            RECREATIONAL PRODUCTS
    47,000  Fuji Photo Film Co., Ltd.+............................................................     1,892,158
     1,000  Konica Corp...........................................................................         6,839
     9,800  Nintendo Co., Ltd.....................................................................     1,576,556
    13,000  Sega Enterprises Ltd.*................................................................       265,885
    10,200  Shimano, Inc..........................................................................       161,452
                                                                                                    ------------
                                                                                                       3,902,890
                                                                                                    ------------
            REGIONAL BANKS
     1,000  77 Bank, Ltd. (The)...................................................................         5,481
    23,000  Chuo Mitsui Trust & Banking Co., Ltd. (The)...........................................        45,182
     5,000  Gunma Bank Ltd. (The).................................................................        22,231
                                                                                                    ------------
                                                                                                          72,894
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS APRIL 30, 2001 (UNAUDITED) CONTINUED

  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
            RESTAURANTS
    19,000  Skylark Co., Ltd......................................................................  $    586,742
                                                                                                    ------------
            SEMICONDUCTORS
     4,800  Rohm Co., Ltd.........................................................................       845,918
                                                                                                    ------------
            STEEL
   108,400  Kawasaki Steel Corp...................................................................       134,952
   518,000  Nippon Steel Co.......................................................................       954,761
    48,000  Sumitomo Metal Industries, Ltd.*......................................................        39,192
                                                                                                    ------------
                                                                                                       1,128,905
                                                                                                    ------------
            TEXTILES
    62,000  Teijin Ltd............................................................................       317,769
    77,000  Toray Industries Inc..................................................................       345,473
     2,000  Toyobo Co., Ltd.......................................................................         4,576
                                                                                                    ------------
                                                                                                         667,818
                                                                                                    ------------
            TOBACCO
       116  Japan Tobacco, Inc....................................................................       773,646
                                                                                                    ------------
            TRUCKS/CONSTRUCTION/FARM MACHINERY
   117,000  Komatsu Ltd...........................................................................       662,086
     5,700  SMC Corporation.......................................................................       675,061
                                                                                                    ------------
                                                                                                       1,337,147
                                                                                                    ------------
            WHOLESALE DISTRIBUTORS
     7,000  Itochu Corp...........................................................................        28,351
    11,000  Marubeni Corporation*.................................................................        22,943
    25,000  Mitsubishi Corp.......................................................................       187,955
    28,000  Mitsui & Co...........................................................................       159,806
    16,000  Sumitomo Corporation..................................................................       117,963
       600  World Co., Ltd........................................................................        17,122
                                                                                                    ------------
                                                                                                         534,140
                                                                                                    ------------
            TOTAL JAPAN...........................................................................    96,961,141
                                                                                                    ------------
            NETHERLANDS (5.8%)
            AIR FREIGHT/COURIERS
    43,087  TNT Post Group NV.....................................................................     1,014,921
                                                                                                    ------------
            BEVERAGES: ALCOHOLIC
    62,030  Heineken NV+..........................................................................     3,216,680
                                                                                                    ------------
            ELECTRONIC EQUIPMENT/INSTRUMENTS
   114,027  Koninklijke (Royal) Philips Electronics NV+...........................................     3,349,565
     1,034  OCE NV................................................................................        12,109
                                                                                                    ------------
                                                                                                       3,361,674
                                                                                                    ------------
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
            ELECTRONIC PRODUCTION EQUIPMENT
     6,100  ASM Lithography Holding NV*...........................................................  $    161,275
                                                                                                    ------------
            FINANCIAL CONGLOMERATES
    47,567  ING Groep NV..........................................................................     3,248,245
                                                                                                    ------------
            FINANCIAL PUBLISHING/SERVICES
    35,625  Elsevier NV...........................................................................       487,688
    15,710  Wolters Kluwer NV.....................................................................       434,584
                                                                                                    ------------
                                                                                                         922,272
                                                                                                    ------------
            FOOD RETAIL
    58,199  Koninklijke Ahold NV..................................................................     1,807,195
                                                                                                    ------------
            FOOD: MAJOR DIVERSIFIED
   113,120  Unilever NV...........................................................................     6,402,972
                                                                                                    ------------
            INDUSTRIAL SPECIALTIES
    14,313  Akzo Nobel NV.........................................................................       596,194
                                                                                                    ------------
            INFORMATION TECHNOLOGY SERVICES
    12,114  Getronics NV..........................................................................        58,897
                                                                                                    ------------
            INTEGRATED OIL
   226,786  Royal Dutch Petroleum Co..............................................................    13,561,186
                                                                                                    ------------
            INVESTMENT TRUSTS/MUTUAL FUNDS
     9,600  VIB N.V...............................................................................       226,130
                                                                                                    ------------
            LIFE/HEALTH INSURANCE
    68,798  Aegon N.V.+...........................................................................     2,295,013
                                                                                                    ------------
            MAJOR BANKS
    55,759  ABN-AMRO Holding NV+..................................................................     1,122,955
                                                                                                    ------------
            MAJOR TELECOMMUNICATIONS
    33,073  Koninklijke (Royal) Kpn NV............................................................       404,338
                                                                                                    ------------
            PERSONNEL SERVICES
     8,887  Vedior NV.............................................................................        90,672
                                                                                                    ------------
            REAL ESTATE DEVELOPMENT
     7,400  Rodamco Continental Europe NV.........................................................       279,025
                                                                                                    ------------
            WHOLESALE DISTRIBUTORS
     7,306  Buhrmann NV...........................................................................       121,147
     9,643  Hagemeyer NV..........................................................................       192,921
                                                                                                    ------------
                                                                                                         314,068
                                                                                                    ------------

            TOTAL NETHERLANDS.....................................................................    39,083,712
                                                                                                    ------------

            NEW ZEALAND (0.0%)
            FOREST PRODUCTS
    62,696  Carter Holt Harvey Ltd................................................................        47,408
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS APRIL 30, 2001 (UNAUDITED) CONTINUED

  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
            NORWAY (0.1%)
            FOOD: SPECIALTY/CANDY
    13,400  Orkla ASA.............................................................................  $    246,784
                                                                                                    ------------
            METAL FABRICATIONS
     2,500  Elkem ASA.............................................................................        47,828
                                                                                                    ------------
            PULP & PAPER
     3,000  Norske Skogindustrier ASA.............................................................        48,818
                                                                                                    ------------
            TOTAL NORWAY..........................................................................       343,430
                                                                                                    ------------
            PORTUGAL (0.3%)
            ELECTRIC UTILITIES
   383,765  Electricidade de Portugal, S.A........................................................     1,041,857
                                                                                                    ------------
            FINANCIAL CONGLOMERATES
    45,250  BPI-SGPS, S.A. (Registered Shares)....................................................       130,072
                                                                                                    ------------
            FOOD RETAIL
     8,898  Jeronimo Martins SGPS, S.A............................................................        61,576
                                                                                                    ------------
            MAJOR TELECOMMUNICATIONS
    21,042  Portugal Telecom, S.A. (Registered Shares)............................................       204,233
                                                                                                    ------------
            OTHER TRANSPORTATION
    33,885  Brisa-Auto Estradas de Portugal, S.A..................................................       315,960
                                                                                                    ------------
            PULP & PAPER
    51,915  Portucel - Empresa Produtora de Pasta de Papel, S.A...................................        55,271
                                                                                                    ------------
            REGIONAL BANKS
    50,430  Banco Comercial Portugues, S.A........................................................       216,549
     4,552  Banco Espirito Santo e Comercial de Lisboa, S.A. (Registered Shares)..................        61,790
                                                                                                    ------------
                                                                                                         278,339
                                                                                                    ------------
            SPECIALTY STORES
    26,090  Sonae, SGPA S.A.......................................................................        26,156
                                                                                                    ------------
            TOTAL PORTUGAL........................................................................     2,113,464
                                                                                                    ------------
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
            SINGAPORE (0.8%)
            AEROSPACE & DEFENSE
   281,000  Singapore Technologies Engineering Ltd................................................  $    421,037
                                                                                                    ------------
            AIRLINES
   112,000  Singapore Airlines Ltd................................................................       891,328
                                                                                                    ------------
            BEVERAGES: ALCOHOLIC
    30,000  Fraser & Neave Ltd....................................................................       120,198
                                                                                                    ------------
            COMPUTER PERIPHERALS
     1,500  Creative Technology, Ltd..............................................................        13,831
                                                                                                    ------------
            ELECTRONIC COMPONENTS
     8,000  Venture Manufacturing Ltd.............................................................        55,763
                                                                                                    ------------
            ENGINEERING & CONSTRUCTION
   171,000  Sembcorp Industries Ltd...............................................................       149,226
                                                                                                    ------------
            FINANCIAL CONGLOMERATES
    47,000  Keppel Corp., Ltd.....................................................................        80,999
                                                                                                    ------------
            HOSPITAL/NURSING MANAGEMENT
    80,000  Parkway Holdings Ltd..................................................................        43,469
                                                                                                    ------------
            HOTELS/RESORTS/CRUISELINES
    79,000  Hotel Properties Ltd..................................................................        65,039
    58,000  United Overseas Land, Ltd.............................................................        53,798
                                                                                                    ------------
                                                                                                         118,837
                                                                                                    ------------
            MAJOR BANKS
   106,115  DBS Group Holdings Ltd................................................................       926,031
                                                                                                    ------------
            MAJOR TELECOMMUNICATIONS
   266,100  Singapore Telecommunications Ltd......................................................       265,808
                                                                                                    ------------
            MARINE SHIPPING
    61,000  Neptune Orient Lines Ltd.*............................................................        50,554
                                                                                                    ------------
            PUBLISHING: NEWSPAPERS
    24,000  Singapore Press Holdings Ltd..........................................................       275,302
                                                                                                    ------------
            REAL ESTATE DEVELOPMENT
   121,750  Capitaland Ltd........................................................................       153,691
    63,000  City Developments Ltd.................................................................       221,295
    27,000  First Capital Corporation Ltd.........................................................        16,004
   156,000  United Industrial Corp................................................................        73,633
                                                                                                    ------------
                                                                                                         464,623
                                                                                                    ------------
            REGIONAL BANKS
   100,950  Overseas - Chinese Banking Corp., Ltd.................................................       609,468
    82,104  United Overseas Bank Ltd..............................................................       545,257
                                                                                                    ------------
                                                                                                       1,154,725
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS APRIL 30, 2001 (UNAUDITED) CONTINUED

  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
            SEMICONDUCTORS
    12,000  Chartered Semiconductor Manufacturing Ltd.*...........................................  $     36,883
                                                                                                    ------------
            SPECIALTY STORES
    27,000  Cycle and Carriage Ltd................................................................        48,902
                                                                                                    ------------
            TOTAL SINGAPORE.......................................................................     5,117,516
                                                                                                    ------------

            SPAIN (2.8%)
            BUILDING PRODUCTS
     4,506  Zardoya Otis S.A......................................................................        42,816
                                                                                                    ------------
            ELECTRIC UTILITIES
   106,340  Endesa S.A.+..........................................................................     1,791,609
   102,348  Iberdrola S.A.........................................................................     1,510,056
    33,683  Union Electrica Fenosa, S.A...........................................................       636,818
                                                                                                    ------------
                                                                                                       3,938,483
                                                                                                    ------------
            ENGINEERING & CONSTRUCTION
     5,599  ACS, Actividades de Construccion y Servicios, S.A.....................................       156,474
     8,524  Fomento de Construcciones y Contratas S.A.............................................       185,281
    13,521  Grupo Dragados, S.A...................................................................       167,102
                                                                                                    ------------
                                                                                                         508,857
                                                                                                    ------------
            FOOD: SPECIALTY/CANDY
     2,973  Azucarera Ebro Agricolas, S.A.........................................................        32,179
                                                                                                    ------------
            GAS DISTRIBUTORS
    46,281  Gas Natural SDG, S.A..................................................................       804,786
                                                                                                    ------------
            HOTELS/RESORTS/CRUISELINES
     8,922  Sol Melia S.A.........................................................................        84,064
                                                                                                    ------------
            MAJOR BANKS
   192,270  Banco Bilbao Vizcaya Argentaria, S.A.+................................................     2,732,723
   193,313  Banco Santander Central Hispano, S.A.+................................................     1,920,882
                                                                                                    ------------
                                                                                                       4,653,605
                                                                                                    ------------
            MAJOR TELECOMMUNICATIONS
   198,498  Telefonica S.A.*......................................................................     3,360,130
                                                                                                    ------------
            OIL REFINING/MARKETING
   131,584  Repsol-YPF, S.A.......................................................................     2,439,894
                                                                                                    ------------
            OTHER TRANSPORTATION
    24,178  Autopistas Concesionaria Espanola S.A.................................................       237,245
                                                                                                    ------------
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
            PROPERTY - CASUALTY INSURERS
     6,856  Corporacion Mapfre S.A................................................................  $    135,704
                                                                                                    ------------
            REAL ESTATE DEVELOPMENT
    35,620  Inmobiliaria Colonial, S.A............................................................       473,083
    36,315  Metrovacesa S.A.......................................................................       583,158
   111,430  Vallehermoso S.A......................................................................       790,885
                                                                                                    ------------
                                                                                                       1,847,126
                                                                                                    ------------
            RESTAURANTS
    20,667  TelePizza, S.A.*......................................................................        46,939
                                                                                                    ------------
            STEEL
     4,354  Acerinox S.A..........................................................................       128,247
                                                                                                    ------------
            TOBACCO
    22,074  Altadis, S.A..........................................................................       274,177
                                                                                                    ------------
            WATER UTILITIES
    16,442  Sociedad General de Aguas de Barcelona, S.A...........................................       237,044
                                                                                                    ------------

            TOTAL SPAIN...........................................................................    18,771,296
                                                                                                    ------------

            SWEDEN (1.8%)
            APPAREL/FOOTWEAR RETAIL
    80,800  Hennes & Mauritz AB (B Shares)........................................................     1,363,214
                                                                                                    ------------
            CONTAINERS/PACKAGING
     3,508  Assidoman.............................................................................        77,317
                                                                                                    ------------
            ELECTRONICS/APPLIANCES
    30,400  Electrolux AB (Series B)..............................................................       502,516
                                                                                                    ------------
            ENGINEERING & CONSTRUCTION
    19,400  JM AB (B Shares)......................................................................       433,255
    12,600  Skanska AB (B Shares).................................................................       491,515
                                                                                                    ------------
                                                                                                         924,770
                                                                                                    ------------
            HOUSEHOLD/PERSONAL CARE
    25,186  Svenska Cellulosa AB (B Shares).......................................................       542,823
                                                                                                    ------------
            INDUSTRIAL MACHINERY
    12,700  Atlas Copco AB (A Shares).............................................................       281,149
     6,700  Atlas Copco AB (B Shares).............................................................       143,749
    27,600  Sandvik AB (B Shares).................................................................       640,609
                                                                                                    ------------
                                                                                                       1,065,507
                                                                                                    ------------
            INFORMATION TECHNOLOGY SERVICES
    28,200  WM-Data AB (B Shares).................................................................       118,531
                                                                                                    ------------
            INVESTMENT BANKS/BROKERS
     7,300  OM Gruppen AB.........................................................................       139,892
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS APRIL 30, 2001 (UNAUDITED) CONTINUED

  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
            LIFE/HEALTH INSURANCE
    75,400  Skandia Forsakrings AB................................................................  $    819,885
                                                                                                    ------------
            MAJOR BANKS
    18,500  Skandinaviska Enskilda Banken.........................................................       171,397
    27,300  Svenska Handelsbanken AB (A Shares)...................................................       407,343
                                                                                                    ------------
                                                                                                         578,740
                                                                                                    ------------
            MAJOR TELECOMMUNICATIONS
     2,060  NetCom AB (B Shares)*.................................................................        80,359
    51,404  Telia AB*.............................................................................       353,421
                                                                                                    ------------
                                                                                                         433,780
                                                                                                    ------------
            METAL FABRICATIONS
     8,600  SKF AB (B Shares).....................................................................       153,062
                                                                                                    ------------
            MISCELLANEOUS COMMERCIAL SERVICES
    38,700  Securitas AB (Series "B" Free)........................................................       752,940
                                                                                                    ------------
            MISCELLANEOUS MANUFACTURING
    14,400  Trelleborg AB (Series B)..............................................................       107,431
                                                                                                    ------------
            REAL ESTATE DEVELOPMENT
    53,760  Castellum AB..........................................................................       521,662
    55,345  Drott AB (B Shares)...................................................................       577,522
    82,950  Wihlborgs Fastigheter AB (B Shares)...................................................       110,827
                                                                                                    ------------
                                                                                                       1,210,011
                                                                                                    ------------
            REGIONAL BANKS
    33,800  Nordbanken Holding AB.................................................................       204,369
    28,620  Nordic Baltic Holding AB..............................................................       171,394
                                                                                                    ------------
                                                                                                         375,763
                                                                                                    ------------
            STEEL
     6,900  SSAB Svenskt Stal AB (Series A).......................................................        63,926
                                                                                                    ------------
            TELECOMMUNICATION EQUIPMENT
   342,400  Telefonaktiebolaget LM Ericsson AB (Series "B" Free)..................................     2,203,862
                                                                                                    ------------
            TOBACCO
    28,800  Swedish Match AB......................................................................       126,109
                                                                                                    ------------
            TRUCKS/CONSTRUCTION/FARM MACHINERY
     6,000  Volvo AB (A Shares)...................................................................        98,011
    22,500  Volvo AB (B Shares)...................................................................       378,511
                                                                                                    ------------
                                                                                                         476,522
                                                                                                    ------------
            TOTAL SWEDEN..........................................................................    12,036,601
                                                                                                    ------------
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------

            SWITZERLAND (7.4%)
            AIRLINES
       440  SAirGroup.............................................................................  $     31,704
                                                                                                    ------------
            CHEMICALS: AGRICULTURAL
     4,457  Syngenta AG*..........................................................................       225,830
                                                                                                    ------------
            CHEMICALS: SPECIALTY
        35  Lonza AG..............................................................................        20,579
                                                                                                    ------------
            CONSTRUCTION MATERIALS
       380  Holderbank Financiere Glarus AG (B Shares)............................................       428,234
       255  Holderbank Financiere Glarus AG (Registered Shares)...................................        77,611
                                                                                                    ------------
                                                                                                         505,845
                                                                                                    ------------
            FOOD: MAJOR DIVERSIFIED
     7,571  Nestle S.A. (Registered Shares)+......................................................    15,676,177
                                                                                                    ------------
            HOUSEHOLD/PERSONAL CARE
       740  Givaudan (Registered Shares)*.........................................................       195,365
                                                                                                    ------------
            INDUSTRIAL CONGLOMERATES
    26,432  ABB Ltd.+.............................................................................     1,904,542
       333  Sulzer AG (Registered Shares).........................................................       193,872
                                                                                                    ------------
                                                                                                       2,098,414
                                                                                                    ------------
            MAJOR BANKS
    10,390  Credit Suisse Group (Registered Shares)+..............................................     1,937,494
    15,678  UBS AG (Registered Shares)+...........................................................     2,385,861
                                                                                                    ------------
                                                                                                       4,323,355
                                                                                                    ------------
            MAJOR TELECOMMUNICATIONS
     5,244  Swisscom AG (Registered Shares)+......................................................     1,363,295
                                                                                                    ------------
            METAL FABRICATIONS
       237  Georg Fischer AG (Registered Shares)..................................................        59,018
                                                                                                    ------------
            MULTI-LINE INSURANCE
     4,668  Zurich Financial Services AG+.........................................................     1,660,224
                                                                                                    ------------
            OTHER CONSUMER SPECIALTIES
       459  The Swatch Group AG...................................................................       508,265
       560  The Swatch Group AG (Registered Shares)...............................................       130,090
                                                                                                    ------------
                                                                                                         638,355
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS APRIL 30, 2001 (UNAUDITED) CONTINUED

  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
            PERSONNEL SERVICES
     1,912  Adecco S.A. (Registered Shares).......................................................  $  1,157,252
                                                                                                    ------------
            PHARMACEUTICALS: MAJOR
     7,783  Novartis AG (Registered Shares)+......................................................    12,095,324
       825  Roche Holdings AG+....................................................................     5,925,467
       257  Roche Holdings AG - Bearer+...........................................................     2,044,386
                                                                                                    ------------
                                                                                                      20,065,177
                                                                                                    ------------
            PROPERTY - CASUALTY INSURERS
       814  Schweizerische Rueckversicherungs-Gesellschaft (Registered Shares)+...................     1,602,381
                                                                                                    ------------
            SPECIALTY STORES
       417  Valora Holding AG.....................................................................        72,833
                                                                                                    ------------
            TOTAL SWITZERLAND.....................................................................    49,695,804
                                                                                                    ------------
            UNITED KINGDOM (22.7%)
            ADVERTISING/MARKETING SERVICES
    51,252  WPP Group PLC.........................................................................       613,978
                                                                                                    ------------
            AEROSPACE & DEFENSE
   291,960  BAE Systems PLC.......................................................................     1,382,321
                                                                                                    ------------
            AIRLINES
   153,107  British Airways PLC...................................................................       771,990
                                                                                                    ------------
            AUTO PARTS: O.E.M.
   142,936  GKN PLC...............................................................................     1,542,618
                                                                                                    ------------
            BEVERAGES: ALCOHOLIC
   507,971  Diageo PLC............................................................................     5,340,523
                                                                                                    ------------
            BUILDING PRODUCTS
     3,964  Novar PLC.............................................................................         9,129
                                                                                                    ------------
            CABLE/SATELLITE T V
   103,845  British Sky Broadcasting Group PLC*...................................................     1,299,724
                                                                                                    ------------
            CASINO/GAMING
   218,025  Hilton Group PLC......................................................................       693,115
                                                                                                    ------------
            CATALOG/SPECIALTY DISTRIBUTION
   112,955  Great Universal Stores PLC............................................................       871,675
                                                                                                    ------------
            CHEMICALS: MAJOR DIVERSIFIED
   121,814  Imperial Chemicals Industries PLC.....................................................       721,365
                                                                                                    ------------
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
            CHEMICALS: SPECIALTY
    59,495  Boc Group PLC.........................................................................  $    874,845
                                                                                                    ------------
            COMPUTER PROCESSING HARDWARE
    10,172  Psion PLC.............................................................................        14,768
                                                                                                    ------------
            CONSTRUCTION MATERIALS
    13,843  Blue Circle Industries PLC............................................................        95,540
    16,390  Hanson PLC............................................................................       111,009
     5,053  RMC Group PLC.........................................................................        53,414
                                                                                                    ------------
                                                                                                         259,963
                                                                                                    ------------
            DEPARTMENT STORES
   290,358  Marks & Spencer, PLC..................................................................     1,113,079
                                                                                                    ------------
            DRUGSTORE CHAINS
    78,638  Boots Co. PLC.........................................................................       694,587
                                                                                                    ------------
            ELECTRIC UTILITIES
   143,472  National Grid Group PLC...............................................................     1,097,940
    76,753  National Power PLC*...................................................................       330,186
   178,763  Scottish Power PLC....................................................................     1,137,877
    73,306  United Utilities PLC..................................................................       630,714
                                                                                                    ------------
                                                                                                       3,196,717
                                                                                                    ------------
            ELECTRONIC EQUIPMENT/INSTRUMENTS
   430,153  Invensys PLC..........................................................................       901,401
   152,458  Marconi PLC...........................................................................       893,021
                                                                                                    ------------
                                                                                                       1,794,422
                                                                                                    ------------
            ELECTRONICS/APPLIANCE STORES
   175,334  New Dixons Group PLC..................................................................       611,947
                                                                                                    ------------
            ENGINEERING & CONSTRUCTION
     2,739  Balfour Beatty PLC....................................................................         7,522
                                                                                                    ------------
            FINANCIAL CONGLOMERATES
    68,074  Abbey National PLC+...................................................................     1,207,426
   448,042  HSBC Holdings PLC.....................................................................     5,902,498
   254,577  Lloyds TSB Group PLC..................................................................     2,645,528
                                                                                                    ------------
                                                                                                       9,755,452
                                                                                                    ------------
            FINANCIAL PUBLISHING/SERVICES
    85,798  Reuters Group PLC.....................................................................     1,257,936
                                                                                                    ------------
            FOOD RETAIL
   184,002  Sainsbury (J.) PLC....................................................................     1,045,548
   674,590  Tesco PLC.............................................................................     2,412,334
                                                                                                    ------------
                                                                                                       3,457,882
                                                                                                    ------------
            FOOD: MAJOR DIVERSIFIED
   427,841  Unilever PLC..........................................................................     3,231,274
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS APRIL 30, 2001 (UNAUDITED) CONTINUED

  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
            FOOD: SPECIALTY/CANDY
   287,769  Cadbury Schweppes PLC.................................................................  $  1,774,103
    34,945  Tate & Lyle PLC.......................................................................       109,968
                                                                                                    ------------
                                                                                                       1,884,071
                                                                                                    ------------
            GAS DISTRIBUTORS
   362,468  Centrica PLC..........................................................................     1,227,488
   381,113  Lattice Group PLC*....................................................................       711,413
                                                                                                    ------------
                                                                                                       1,938,901
                                                                                                    ------------
            HOME BUILDING
     2,699  Taylor Woodrow PLC....................................................................         7,837
                                                                                                    ------------
            HOTELS/RESORTS/CRUISELINES
   115,032  Bass PLC..............................................................................     1,265,326
                                                                                                    ------------
            INDUSTRIAL CONGLOMERATES
     1,128  Smiths Industries PLC.................................................................        13,457
                                                                                                    ------------
            INDUSTRIAL SPECIALTIES
     7,243  Pilkington PLC........................................................................        12,432
                                                                                                    ------------
            INFORMATION TECHNOLOGY SERVICES
    26,061  Logica PlC............................................................................       372,777
    47,563  Misys PLC.............................................................................       433,377
                                                                                                    ------------
                                                                                                         806,154
                                                                                                    ------------
            INTEGRATED OIL
 2,889,122  BP Amoco PLC..........................................................................    25,911,403
                                                                                                    ------------
            INVESTMENT MANAGERS
    35,411  Amvescap PLC..........................................................................       659,488
    21,074  Schroders PLC.........................................................................       301,141
                                                                                                    ------------
                                                                                                         960,629
                                                                                                    ------------
            INVESTMENT TRUSTS/MUTUAL FUNDS
    37,265  3i Group PLC..........................................................................       670,562
                                                                                                    ------------
            LIFE/HEALTH INSURANCE
   120,545  Prudential Corp.......................................................................     1,410,457
                                                                                                    ------------
            MAJOR BANKS
    87,981  Barclays PLC..........................................................................     2,831,580
   111,221  Halifax PLC...........................................................................     1,266,361
   120,495  Royal Bank of Scotland Group PLC......................................................     2,790,444
                                                                                                    ------------
                                                                                                       6,888,385
                                                                                                    ------------
            MAJOR TELECOMMUNICATIONS
   804,487  British Telecommunications PLC........................................................     6,421,119
                                                                                                    ------------
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
            MARINE SHIPPING
    60,817  Peninsular & Orient Princess Cruises..................................................  $    287,946
    60,817  Peninsular & Orient Steam Navigation Co...............................................       222,919
                                                                                                    ------------
                                                                                                         510,865
                                                                                                    ------------
            MEDICAL SPECIALTIES
    67,264  Nycomed Amersham PLC..................................................................       512,823
    41,657  Smith & Nephew PLC....................................................................       196,336
                                                                                                    ------------
                                                                                                         709,159
                                                                                                    ------------
            MISCELLANEOUS COMMERCIAL SERVICES
   178,839  Hays PLC..............................................................................       849,294
   197,045  Rentokil Initial PLC..................................................................       535,521
                                                                                                    ------------
                                                                                                       1,384,815
                                                                                                    ------------
            MOVIES/ENTERTAINMENT
    43,632  Carlton Communications PLC............................................................       266,496
    47,419  Emi Group PLC.........................................................................       301,157
     3,486  Rank Group PLC........................................................................         9,474
                                                                                                    ------------
                                                                                                         577,127
                                                                                                    ------------
            MULTI-LINE INSURANCE
   148,275  CGU PLC...............................................................................     2,057,298
   368,721  Legal & General Group PLC.............................................................       868,922
                                                                                                    ------------
                                                                                                       2,926,220
                                                                                                    ------------
            OIL & GAS PIPELINES
   381,113  BG Group PLC..........................................................................     1,499,146
                                                                                                    ------------
            OTHER METALS/MINERALS
   107,473  Rio Tinto PLC (Registered Shares).....................................................     2,176,808
                                                                                                    ------------
            OTHER TRANSPORTATION
   111,922  British Airport Authority PLC.........................................................       982,972
                                                                                                    ------------
            PACKAGED SOFTWARE
    87,396  Sage Group (The) PLC..................................................................       369,721
                                                                                                    ------------
            PERSONNEL SERVICES
    93,804  Capita Group PLC......................................................................       663,506
                                                                                                    ------------
            PHARMACEUTICALS: MAJOR
   181,220  AstraZeneca Group PLC+................................................................     8,434,924
   705,727  GlaxoSmithKline PLC*..................................................................    18,644,946
                                                                                                    ------------
                                                                                                      27,079,870
                                                                                                    ------------
            PRECIOUS METALS
     3,333  Johnson, Matthey PLC..................................................................        46,245
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS APRIL 30, 2001 (UNAUDITED) CONTINUED


  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
            PUBLISHING: BOOKS/MAGAZINES
    33,051  Pearson PLC...........................................................................  $    696,378
    61,167  Reed International PLC................................................................       606,328
                                                                                                    ------------
                                                                                                       1,302,706
                                                                                                    ------------
            PULP & PAPER
     7,432  Bunzl PLC.............................................................................        43,501
     9,158  Rexam PLC.............................................................................        38,251
                                                                                                    ------------
                                                                                                          81,752
                                                                                                    ------------
            RAILROADS
    46,596  Railtrack Group PLC...................................................................       326,589
                                                                                                    ------------
            REAL ESTATE DEVELOPMENT
   174,000  British Land Company PLC..............................................................     1,159,825
    31,041  Canary Wharf Finance PLC*.............................................................       239,766
   111,545  Chelsfied PLC.........................................................................       575,192
    62,937  Grantchester Holdings PLC.............................................................       191,753
    71,466  Great Port Land Estate PLC............................................................       278,935
    81,960  Hammerson PLC.........................................................................       604,633
   116,397  Land Securities PLC...................................................................     1,483,464
    99,726  Slough Estates PLC....................................................................       533,237
                                                                                                    ------------
                                                                                                       5,066,805
                                                                                                    ------------
            RESTAURANTS
   251,669  Compass Group PLC*....................................................................     1,929,532
   251,669  Granada Compass PLC*..................................................................       676,776
                                                                                                    ------------
                                                                                                       2,606,308
                                                                                                    ------------
            SEMICONDUCTORS
    52,336  ARM Holdings PLC*.....................................................................       287,468
                                                                                                    ------------
            SPECIALTY STORES
   134,968  Kingfisher PLC........................................................................       868,762
                                                                                                    ------------
            STEEL
    67,884  Corus Group PLC.......................................................................        69,427
                                                                                                    ------------
            TOBACCO
   332,075  British American Tobacco PLC..........................................................     2,693,250
                                                                                                    ------------
            WATER UTILITIES
       498  AWG PLC*..............................................................................         3,886
                                                                                                    ------------
            WIRELESS COMMUNICATIONS
 4,282,560  Vodafone AirTouch PLC.................................................................    13,001,955
                                                                                                    ------------

            TOTAL UNITED KINGDOM..................................................................   152,942,927
                                                                                                    ------------

            TOTAL COMMON AND PREFERRED STOCKS AND WARRANTS
            (COST $625,650,454)...................................................................   557,973,772
                                                                                                    ------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
            SHORT-TERM INVESTMENT (a) (15.1%)
            U.S. GOVERNMENT AGENCY
$  102,000  Student Loan Mortgage Assoc. 4.40% due 05/01/01 (COST $102,000,000)...................  $102,000,000
                                                                                                    ------------

TOTAL INVESTMENTS
(COST $727,650,454) (b)...................................................................   97.9%    659,973,772

OTHER ASSETS IN EXCESS OF LIABILITIES.....................................................    2.1      14,388,616
                                                                                            -----   -------------

NET ASSETS................................................................................  100.0%  $ 674,362,388
                                                                                            -----   -------------
                                                                                            -----   -------------

---------------------

ADR  American Depository Receipt.
GDR  Global Depository Receipt.
 + Some or all of these securities are segregated in connection with open forward foreign currency contracts.
++ Consists of one or more class of securities traded together as a unit; stock with attached warrants.
 *   Non-income producing security.
(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $19,337,248 and the aggregate gross unrealized depreciation is $87,013,930, resulting in net unrealized depreciation of $67,676,682.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS APRIL 30, 2001 (UNAUDITED) CONTINUED

FUTURES CONTRACTS OPEN AT APRIL 30, 2001:

   NUMBER OF                                                            UNDERLYING FACE   UNREALIZED
   CONTRACTS      LONG/SHORT    DESCRIPTION, DELIVERY MONTH, AND YEAR   AMOUNT AT VALUE   GAIN/LOSS
-----------------------------------------------------------------------------------------------------
       27          Long        FTSE 100 June/2001                         $ 2,278,241    $    37,462
      223          Long        TSE TOPIX June/2001                         22,051,981      2,663,703
       43          Long        MIB 30 INDEX June/2001                       7,127,670        624,710
      (42)         Short       EURX DAX INDEX June/2001                    (5,605,667)      (244,530)
       72          Long        MTF CAC40 10EU June/2001                     3,241,595        329,846
       37          Long        IBEX 35 Plus May/2001                        3,173,656         41,854
                                                                                         -----------
  Net unrealized gain..................................................................  $ 3,453,045
                                                                                         ===========

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT APRIL 30, 2001:

                             IN                         UNREALIZED APPRECIATION
CONTRACTS TO DELIVER    EXCHANGE FOR     DELIVERY DATE      (DEPRECIATION)
-------------------------------------------------------------------------------
  JPY    1,777,467    $          14,346      5/7/01           $      (23)
 JPY 1,810,460,879    $      15,616,845      6/1/01              919,558
 $       5,845,946     JPY  717,695,140      6/1/01              (19,711)
 JPY 1,285,577,896    $      10,614,435      6/1/01              178,138
 $      17,845,638    JPY 2,158,162,202      6/1/01             (325,717)
 JPY 1,725,822,000    $      14,887,016      6/1/01              876,825
 $      35,006,756      EUR  38,386,284     6/15/01             (970,149)
 $      10,020,053      EUR  10,980,880     6/15/01             (283,453)
   EUR  51,170,772    $      46,858,100     6/15/01            1,485,658
   EUR  10,550,000    $       9,616,220     6/15/01              261,675
 $      20,399,370      EUR  22,302,437     6/15/01             (624,096)
    EUR    857,576    $         770,000     6/15/01                9,599
    EUR     12,035    $          10,700     6/15/01                   28
    EUR    237,127    $         210,000     6/15/01                 (258)
    GBP    758,083    $       1,110,000     6/15/01               26,993
   GBP   4,432,457    $       6,428,615     6/15/01               96,347
 $      14,154,905      GBP   9,767,527     6/15/01             (200,886)
 $       6,819,444      GBP   4,708,000     6/15/01              (93,532)
    GBP    131,777    $         190,000     6/15/01                1,742
   GBP   7,029,760    $      10,060,079     6/15/01               17,270
    GBP     88,056    $         126,000     6/15/01                  201
    GBP    440,036    $         630,000     6/15/01                1,358
    GBP      1,386    $           2,000     6/15/01                   20
 $       3,109,359     JPY  370,386,852     6/15/01              (98,002)
 $         106,394     JPY   12,618,271     6/15/01               (3,803)
 JPY 5,747,699,119    $      48,103,939     6/15/01            1,373,410
 $      23,659,290    JPY 2,826,906,601     6/15/01             (675,687)
 $      23,645,756    JPY 2,822,629,334     6/15/01             (696,928)
 $      24,590,000    JPY 3,046,528,870     6/15/01              179,199
  JPY  895,275,000    $       7,201,955     6/15/01              (76,901)
                                                              ----------
Net unrealized appreciation...........................        $1,358,875
                                                              ==========

CURRENCY ABBREVIATIONS:
------------------------

EUR  Euro.
GBP  British Pound.
JPY  Japanese Yen.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INTERNATIONAL FUND
SUMMARY OF INVESTMENTS APRIL 30, 2001 (UNAUDITED)

                                                                                                  PERCENT OF
INDUSTRY                                                                               VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Advertising/Marketing Services....................................................
                                                                                    $    613,978      0.1%
Aerospace & Defense...............................................................     2,383,057      0.3
Agricultural Commodities/Milling..................................................       376,454      0.1
Air Freight/Couriers..............................................................     1,482,504      0.2
Airlines..........................................................................     2,857,621      0.4
Apparel/Footwear..................................................................     2,798,397      0.4
Apparel/Footwear Retail...........................................................     1,380,555      0.2
Auto Parts: O.E.M.................................................................     3,148,093      0.5
Automotive Aftermarket............................................................     1,056,817      0.2
Beverages: Alcoholic..............................................................    11,700,379      1.7
Beverages: Non-Alcoholic..........................................................       113,643     --
Biotechnology.....................................................................        14,060     --
Broadcasting......................................................................       971,567      0.1
Building Products.................................................................       749,588      0.1
Cable/Satellite TV................................................................     1,299,724      0.2
Casino/Gaming.....................................................................       806,835      0.1
Catalog/Specialty Distribution....................................................       871,675      0.1
Chemicals: Agricultural...........................................................       225,830     --
Chemicals: Major Diversified......................................................     6,325,547      0.9
Chemicals: Specialty..............................................................     4,207,660      0.6
Commercial Printing/Forms.........................................................     1,352,466      0.2
Computer Peripherals..............................................................        13,831     --
Computer Processing Hardware......................................................     1,265,375      0.2
Construction Materials............................................................     2,025,607      0.3
Containers/Packaging..............................................................     2,151,017      0.3
Data Processing Services..........................................................         9,507     --
Department Stores.................................................................     3,166,283      0.5
Drugstore Chains..................................................................       694,587      0.1
Electric Utilities................................................................    17,259,503      2.6
Electrical Products...............................................................     3,439,666      0.5
Electronic Components.............................................................     1,227,291      0.2
Electronic Equipment/Instruments..................................................    13,906,032      2.1
Electronic Production Equipment...................................................     1,354,865      0.2
Electronics/Appliance Stores......................................................       611,946      0.1
Electronics/Appliances............................................................     6,036,307      0.9
Engineering & Construction........................................................     6,931,340      1.0
Environmental Services............................................................        33,536     --
Finance/Rental/Leasing............................................................     1,644,728      0.2
Financial Conglomerates...........................................................    13,214,768      2.0
Financial Publishing/Services.....................................................     2,180,208      0.3
Food Retail.......................................................................    12,504,587      1.9
                                                                                                  PERCENT OF
INDUSTRY                                                                               VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Food: Major Diversified...........................................................  $ 28,799,987      4.3%
Food: Meat/Fish/Dairy.............................................................       622,398      0.1
Food: Specialty/Candy.............................................................     3,402,509      0.5
Forest Products...................................................................        47,408     --
Gas Distributors..................................................................     5,189,556      0.8
Home Building.....................................................................     1,179,122      0.2
Hospital/Nursing Management.......................................................       136,415     --
Hotels/Resorts/Cruiselines........................................................     2,171,012      0.3
Household/Personal Care...........................................................     8,188,234      1.2
Industrial Conglomerates..........................................................    21,363,526      3.2
Industrial Machinery..............................................................     4,940,634      0.7
Industrial Specialties............................................................     2,118,911      0.3
Information Technology Services...................................................     2,515,526      0.4
Integrated Oil....................................................................    45,308,799      6.7
Investment Banks/Brokers..........................................................     2,503,837      0.4
Investment Managers...............................................................       960,629      0.1
Investment Trusts/Mutual Funds....................................................       896,692      0.1
Life/Health Insurance.............................................................     7,213,814      1.1
Major Banks.......................................................................    31,557,399      4.7
Major Telecommunications..........................................................    27,707,064      4.1
Marine Shipping...................................................................     1,109,365      0.2
Media Conglomerates...............................................................     4,424,146      0.7
Medical Distributors..............................................................       165,648     --
Medical Specialties...............................................................     1,366,635      0.2
Medical/Nursing Services..........................................................       599,925      0.1
Metal Fabrications................................................................       492,334      0.1
Miscellaneous Commercial Services.................................................     3,876,069      0.6
Miscellaneous Manufacturing.......................................................     1,350,148      0.2
Motor Vehicles....................................................................    15,083,707      2.2
Movies/Entertainment..............................................................     1,053,545      0.2
Multi-Line Insurance..............................................................    15,569,342      2.3
Oil & Gas Pipelines...............................................................     1,499,146      0.2
Oil & Gas Production..............................................................       245,317     --
Oil Refining/Marketing............................................................    17,707,640      2.6
Oilfield Services/Equipment.......................................................       350,220      0.1
Other Consumer Services...........................................................     1,083,695      0.2
Other Consumer Specialties........................................................       862,165      0.1
Other Metals/Minerals.............................................................     4,731,119      0.7
Other Transportation..............................................................     1,570,936      0.2
Packaged Software.................................................................     4,465,194      0.7
Personnel Services................................................................     1,911,430      0.3
Pharmaceuticals: Major............................................................    61,588,217      9.1

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INTERNATIONAL FUND
SUMMARY OF INVESTMENTS APRIL 30, 2001 (UNAUDITED) CONTINUED

                                                                                                  PERCENT OF
INDUSTRY                                                                               VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Pharmaceuticals: Other............................................................  $  3,229,938      0.5%
Precious Metals...................................................................       135,814     --
Property - Casualty Insurers......................................................     3,202,990      0.5
Publishing: Books/Magazines.......................................................     1,814,095      0.3
Publishing: Newspapers............................................................       304,643     --
Pulp & Paper......................................................................     1,768,302      0.3
Railroads.........................................................................     4,411,468      0.7
Real Estate Development...........................................................    18,484,535      2.7
Recreational Products.............................................................     3,902,891      0.6
Regional Banks....................................................................     2,539,235      0.4
Restaurants.......................................................................     3,985,109      0.6
Semiconductors....................................................................     2,063,791      0.3
Specialty Stores..................................................................     2,930,512      0.4
Specialty Telecommunications......................................................       520,642      0.1
Steel.............................................................................     1,800,381      0.3
Telecommunication Equipment.......................................................     8,151,455      1.2
Textiles..........................................................................       667,817      0.1
                                                                                                  PERCENT OF
INDUSTRY                                                                               VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Tobacco...........................................................................  $  4,058,050      0.6%
Trucks/Construction/Farm Machinery................................................     1,975,565      0.3
U.S. Government Agency............................................................   102,000,000     15.1
Water Utilities...................................................................       240,930     --
Wholesale Distributors............................................................     1,455,084      0.2
Wireless Communications...........................................................    17,993,676      2.7
                                                                                    ------------    -----
                                                                                    $659,973,772     97.9%
                                                                                    ------------    -----
                                                                                    ------------    -----

                                                                                                  PERCENT OF
TYPE OF INVESTMENT                                                                     VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Common Stocks.....................................................................  $555,559,825     82.4%
Preferred Stocks..................................................................     2,404,713      0.4
Short-Term Investment.............................................................   102,000,000     15.1
Warrants..........................................................................         9,234     --
                                                                                    ------------    -----
                                                                                    $659,973,772     97.9%
                                                                                    ------------    -----
                                                                                    ------------    -----

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INTERNATIONAL FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2001 (UNAUDITED)

ASSETS:
Investments in securities, at value (cost $727,650,454).......................................  $659,973,772
Unrealized appreciation on open forward foreign currency contracts............................     1,358,875
Cash (including $1,158,975 in foreign currency and $5,165,782 segregated in connection with
  open futures contracts).....................................................................     7,732,260
Receivable for:
    Variation margin..........................................................................     3,453,045
    Shares of beneficial interest sold........................................................     1,487,204
    Dividends.................................................................................     1,383,265
    Foreign withholding taxes reclaimed.......................................................       594,731
    Investments sold..........................................................................        88,407
Prepaid expenses and other assets.............................................................       154,937
                                                                                                ------------
     TOTAL ASSETS.............................................................................   676,226,496
                                                                                                ------------
LIABILITIES:
Payable for:
    Shares of beneficial interest repurchased.................................................       679,643
    Investment management fee.................................................................       560,382
    Plan of distribution fee..................................................................       439,716
    Investments purchased.....................................................................        58,378
Accrued expenses and other payables...........................................................       125,989
                                                                                                ------------
     TOTAL LIABILITIES........................................................................     1,864,108
                                                                                                ------------
     NET ASSETS...............................................................................  $674,362,388
                                                                                                ============
COMPOSITION OF NET ASSETS:
Paid-in-capital...............................................................................  $777,783,010
Net unrealized depreciation...................................................................   (62,902,260)
Accumulated undistributed net investment income...............................................     3,696,263
Accumulated net realized loss.................................................................   (44,214,625)
                                                                                                ------------
     NET ASSETS...............................................................................  $674,362,388
                                                                                                ============
CLASS A SHARES:
Net Assets....................................................................................   $33,648,022
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................     3,708,814
     NET ASSET VALUE PER SHARE................................................................         $9.07
                                                                                                ============
     MAXIMUM OFFERING PRICE PER SHARE
      (NET ASSET VALUE PLUS 5.54% OF NET
       ASSET VALUE)...........................................................................         $9.57
                                                                                                ============
CLASS B SHARES:
Net Assets....................................................................................  $465,131,581
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................    52,009,579
     NET ASSET VALUE PER SHARE................................................................         $8.94
                                                                                                ============
CLASS C SHARES:
Net Assets....................................................................................   $53,130,542
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................     5,940,806
     NET ASSET VALUE PER SHARE................................................................         $8.94
                                                                                                ============
CLASS D SHARES:
Net Assets....................................................................................  $122,452,243
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................    13,439,215
     NET ASSET VALUE PER SHARE................................................................         $9.11
                                                                                                ============

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2001 (UNAUDITED)

NET INVESTMENT INCOME:

INCOME
Dividends (net of $357,882 foreign withholding tax)...........................................  $  4,696,188
Interest......................................................................................     3,209,780
                                                                                                ------------

     TOTAL INCOME.............................................................................     7,905,968
                                                                                                ------------

EXPENSES
Investment management fee.....................................................................     3,540,548
Plan of distribution fee (Class A shares).....................................................        34,655
Plan of distribution fee (Class B shares).....................................................     2,509,916
Plan of distribution fee (Class C shares).....................................................       296,868
Transfer agent fees and expenses..............................................................       502,226
Custodian fees................................................................................       140,082
Registration fees.............................................................................        66,504
Shareholder reports and notices...............................................................        52,890
Professional fees.............................................................................        27,587
Trustees' fees and expenses...................................................................         6,376
Other.........................................................................................        33,812
                                                                                                ------------

     TOTAL EXPENSES...........................................................................     7,211,464
                                                                                                ------------

     NET INVESTMENT INCOME....................................................................       694,504
                                                                                                ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on:
    Investments...............................................................................   (24,096,208)
    Futures contracts.........................................................................   (13,560,906)
    Foreign exchange transactions.............................................................    (1,421,824)
                                                                                                ------------

     NET LOSS.................................................................................   (39,078,938)
                                                                                                ------------
Net change in unrealized appreciation/ depreciation on:
    Investments...............................................................................   (28,232,505)
    Futures contracts.........................................................................     7,289,193
    Translation of forward foreign currency contracts and other assets and liabilities
      denominated in foreign currencies.......................................................     4,718,298
                                                                                                ------------

     NET DEPRECIATION.........................................................................   (16,225,014)
                                                                                                ------------

     NET LOSS.................................................................................   (55,303,952)
                                                                                                ------------

NET DECREASE..................................................................................  $(54,609,448)
                                                                                                ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INTERNATIONAL FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                             FOR THE SIX      FOR THE YEAR
                                                                            MONTHS ENDED         ENDED
                                                                           APRIL 30, 2001   OCTOBER 31, 2000
------------------------------------------------------------------------------------------------------------
                                                                             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income....................................................   $    694,504      $  2,414,345
Net realized gain (loss).................................................    (39,078,938)       35,211,482
Net change in unrealized depreciation....................................    (16,225,014)      (78,875,947)
                                                                            ------------      ------------

     NET DECREASE........................................................    (54,609,448)      (41,250,120)
                                                                            ------------      ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class A shares...........................................................     (1,963,778)         --
Class B shares...........................................................    (27,196,183)         --
Class C shares...........................................................     (3,276,401)         --
Class D shares...........................................................     (5,430,333)         --
                                                                            ------------      ------------

     TOTAL DISTRIBUTIONS.................................................    (37,866,695)         --
                                                                            ------------      ------------
Net increase (decrease) from transactions in shares of beneficial
  interest...............................................................     (9,176,553)      242,353,999
                                                                            ------------      ------------

     NET INCREASE (DECREASE).............................................   (101,652,696)      201,103,879

NET ASSETS:
Beginning of period......................................................    776,015,084       574,911,205
                                                                            ------------      ------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $3,696,263 AND
    $3,001,759, RESPECTIVELY)............................................   $674,362,388      $776,015,084
                                                                            ============      ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INTERNATIONAL FUND
NOTES TO FINANCIAL STATEMENTS APRIL 30, 2001 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley International Fund (the "Fund"), formerly Morgan Stanley Dean Witter International Fund, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital growth. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of international common stocks and other equity securities. The Fund was organized as a Massachusetts business trust on October 23, 1998 and commenced operations June 28, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares, are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc. or Morgan Stanley Investment Management Inc. (the "Sub-Advisor"), that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily

MORGAN STANLEY INTERNATIONAL FUND
NOTES TO FINANCIAL STATEMENTS APRIL 30, 2001 (UNAUDITED) CONTINUED

available may be based upon current market prices of securities which are comparable in coupon rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the respective life of the securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirement of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract which is known as variation margin. Such receipts or payments are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on

MORGAN STANLEY INTERNATIONAL FUND
NOTES TO FINANCIAL STATEMENTS APRIL 30, 2001 (UNAUDITED) CONTINUED

foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 1.0% to the net assets of the Fund determined as of the close of each business day.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's

MORGAN STANLEY INTERNATIONAL FUND
NOTES TO FINANCIAL STATEMENTS APRIL 30, 2001 (UNAUDITED) CONTINUED

investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation equal to 40% of its monthly compensation.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $27,723,425 at April 30, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.18% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $8,022, $982,163, and $10,977, respectively and received $41,475 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

MORGAN STANLEY INTERNATIONAL FUND
NOTES TO FINANCIAL STATEMENTS APRIL 30, 2001 (UNAUDITED) CONTINUED

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2001 aggregated $143,003,352 and $162,642,778, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, Sub-Advisor and Distributor, is the Fund's transfer agent.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                           FOR THE SIX                 FOR THE YEAR
                                                                          MONTHS ENDED                    ENDED
                                                                         APRIL 30, 2001              OCTOBER 31, 2000
                                                                   ---------------------------  --------------------------
                                                                           (UNAUDITED)
                                                                     SHARES         AMOUNT        SHARES        AMOUNT
                                                                   -----------  --------------  -----------  -------------
CLASS A
Sold.............................................................   11,450,777  $ 106,436,717    14,921,256  $ 167,279,283
Reinvestment of distributions....................................      201,920      1,898,051       --            --
Redeemed.........................................................  (12,465,895)  (117,131,355)  (14,041,009)  (157,908,926)
                                                                   -----------  -------------   -----------  -------------
Net increase (decrease) - Class A................................     (813,198)    (8,796,587)      880,247      9,370,357
                                                                   -----------  -------------   -----------  -------------
CLASS B
Sold.............................................................    8,124,278     74,572,351    40,456,127    452,222,607
Reinvestment of distributions....................................    2,734,233     25,401,031       --            --
Redeemed.........................................................  (13,936,275)  (128,933,496)  (29,483,811)  (327,484,831)
                                                                   -----------  -------------   -----------  -------------
Net increase (decrease) - Class B................................   (3,077,764)   (28,960,114)   10,972,316    124,737,776
                                                                   -----------  -------------   -----------  -------------
CLASS C
Sold.............................................................    1,319,065     12,709,553     3,739,861     41,364,492
Reinvestment of distributions....................................      328,722      3,053,828       --            --
Redeemed.........................................................   (2,540,654)   (24,300,636)   (3,525,604)   (38,882,026)
                                                                   -----------  -------------   -----------  -------------
Net increase (decrease) - Class C................................     (892,867)    (8,537,255)      214,257      2,482,466
                                                                   -----------  -------------   -----------  -------------
CLASS D
Sold.............................................................    4,896,793     46,412,689    12,198,351    137,247,940
Reinvestment of distributions....................................      476,626      4,494,588       --            --
Redeemed.........................................................   (1,472,503)   (13,789,874)   (2,786,381)   (31,484,540)
                                                                   -----------  -------------   -----------  -------------
Net increase - Class D...........................................    3,900,916     37,117,403     9,411,970    105,763,400
                                                                   -----------  -------------   -----------  -------------
Net increase (decrease) in Fund..................................     (882,913) $  (9,176,553)   21,478,790  $ 242,353,999
                                                                   ===========  =============   ===========  =============

MORGAN STANLEY INTERNATIONAL FUND
NOTES TO FINANCIAL STATEMENTS APRIL 30, 2001 (UNAUDITED) CONTINUED

6. FEDERAL INCOME TAX STATUS

As of October 31, 2000, the Fund had temporary book/tax differences primarily attributable to the mark-to-mark of passive foreign investment companies and open forward foreign currency exchange contracts and capital loss deferrals on wash sales.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities. The Fund may also purchase and sell interest rate, currency and index futures contracts ("futures contracts") that are traded on U.S. and foreign commodity exchanges on such underlying securities as U.S. Treasury bonds, notes, bills and GNMA Certificates and/or any foreign government fixed-income security, on various currencies and on such indexes of U.S. and foreign securities as may exist or come into existence.

Forward contracts and futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts or an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At April 30, 2001, there were outstanding forward contracts and outstanding index futures contracts.

MORGAN STANLEY INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                       FOR THE PERIOD
                                                               FOR THE SIX         FOR THE YEAR        JUNE 28, 1999*
                                                               MONTHS ENDED           ENDED               THROUGH
                                                              APRIL 30, 2001     OCTOBER 31, 2000     OCTOBER 31, 1999
----------------------------------------------------------------------------------------------------------------------
                                                               (UNAUDITED)
CLASS A SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................      $ 10.29             $ 10.57              $ 10.00
                                                                  -------             -------              -------

Income (loss) from investment operations:
   Net investment income....................................         0.04                0.11                 0.01
   Net realized and unrealized gain (loss)..................        (0.75)              (0.39)                0.56
                                                                  -------             -------              -------

Total income (loss) from investment operations..............        (0.71)              (0.28)                0.57
                                                                  -------             -------              -------

Less distributions from net realized gain...................        (0.51)            --                   --
                                                                  -------             -------              -------

Net asset value, end of period..............................      $  9.07             $ 10.29              $ 10.57
                                                                  =======             =======              =======

TOTAL RETURN+...............................................        (7.03)%(1)          (2.65)%               5.70%(1)

RATIOS TO AVERAGE NET ASSETS(3):
Expenses....................................................         1.41 %(2)           1.47 %               1.81%(2)

Net investment income.......................................         0.82 %(2)           0.95 %               0.31%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................      $33,648             $46,535              $38,506

Portfolio turnover rate.....................................           24 %(1)             84 %                 14%(1)

---------------------

 *   Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                       FOR THE PERIOD
                                                                 FOR THE SIX        FOR THE YEAR       JUNE 28, 1999*
                                                                 MONTHS ENDED          ENDED              THROUGH
                                                                APRIL 30, 2001    OCTOBER 31, 2000    OCTOBER 31, 1999
----------------------------------------------------------------------------------------------------------------------
                                                                 (UNAUDITED)
CLASS B SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................       $  10.19           $  10.55            $  10.00
                                                                   --------           --------            --------

Income (loss) from investment operations:
   Net investment income (loss).............................        --                    0.02               (0.02)
   Net realized and unrealized gain (loss)..................          (0.74)             (0.38)               0.57
                                                                   --------           --------            --------

Total income (loss) from investment operations..............          (0.74)             (0.36)               0.55
                                                                   --------           --------            --------

Less distributions from net realized gain...................          (0.51)           --                  --
                                                                   --------           --------            --------

Net asset value, end of period..............................       $   8.94           $  10.19            $  10.55
                                                                   ========           ========            ========

TOTAL RETURN+...............................................          (7.41)%(1)         (3.41)%              5.50 %(1)

RATIOS TO AVERAGE NET ASSETS(3):
Expenses....................................................           2.23 %(2)          2.22 %              2.56 %(2)

Net investment income (loss)................................           0.00 %(2)          0.20 %             (0.44)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................       $465,132           $561,375            $465,258

Portfolio turnover rate.....................................             24 %(1)            84 %                14 %(1)

---------------------

 *   Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                       FOR THE PERIOD
                                                               FOR THE SIX         FOR THE YEAR        JUNE 28, 1999*
                                                               MONTHS ENDED           ENDED               THROUGH
                                                              APRIL 30, 2001     OCTOBER 31, 2000     OCTOBER 31, 1999
----------------------------------------------------------------------------------------------------------------------
                                                               (UNAUDITED)
CLASS C SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................      $ 10.19             $ 10.55              $ 10.00
                                                                  -------             -------              -------

Income (loss) from investment operations:
   Net investment income (loss).............................      --                     0.02                (0.02)
   Net realized and unrealized gain (loss)..................        (0.74)              (0.38)                0.57
                                                                  -------             -------              -------

Total income (loss) from investment operations..............        (0.74)              (0.36)                0.55
                                                                  -------             -------              -------

Less distributions from net realized gain...................        (0.51)            --                   --
                                                                  -------             -------              -------

Net asset value, end of period..............................      $  8.94             $ 10.19              $ 10.55
                                                                  =======             =======              =======

TOTAL RETURN+...............................................        (7.41)%(1)          (3.41)%               5.50 %(1)

RATIOS TO AVERAGE NET ASSETS(3):
Expenses....................................................         2.23 %(2)           2.22 %               2.56 %(2)

Net investment income (loss)................................         0.00 %(2)           0.20 %              (0.44)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................      $53,131             $69,640              $69,811

Portfolio turnover rate.....................................           24 %(1)             84 %                 14 %(1)

---------------------

 *   Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                       FOR THE PERIOD
                                                                 FOR THE SIX        FOR THE YEAR       JUNE 28, 1999*
                                                                 MONTHS ENDED          ENDED              THROUGH
                                                                APRIL 30, 2001    OCTOBER 31, 2000    OCTOBER 31, 1999
----------------------------------------------------------------------------------------------------------------------
                                                                 (UNAUDITED)
CLASS D SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................       $  10.32             $ 10.58             $ 10.00
                                                                   --------             -------             -------

Income (loss) from investment operations:
   Net investment income....................................           0.05                0.15                0.01
   Net realized and unrealized gain (loss)..................          (0.75)              (0.41)               0.57
                                                                   --------             -------             -------

Total income (loss) from investment operations..............          (0.70)              (0.26)               0.58
                                                                   --------             -------             -------

Less distributions from net realized gain...................          (0.51)           --                  --
                                                                   --------             -------             -------

Net asset value, end of period..............................       $   9.11             $ 10.32             $ 10.58
                                                                   ========             =======             =======

TOTAL RETURN+...............................................          (6.91)%(1)          (2.46)%              5.80%(1)

RATIOS TO AVERAGE NET ASSETS(3):
Expenses....................................................           1.23 %(2)           1.22 %              1.56%(2)

Net investment income.......................................           1.00 %(2)           1.20 %              0.56%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................       $122,452             $98,465              $1,336

Portfolio turnover rate.....................................             24 %(1)             84 %                14%(1)

---------------------

 *   Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INTERNATIONAL FUND




[PHOTO]




SEMIANNUAL REPORT
APRIL 30, 2001



TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
Two World Trade Center
New York, New York 10048

SUB-ADVISOR

Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020



The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing. Morgan Stanley Distributors Inc., member NASD.

Morgan Stanley International FundSemiannual Report April 30, 2001